UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Rachael M. Zufall, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

Item 1. Reports to Stockholders.

2013 Annual Report

TIAA Separate Account VA-1

December 31, 2013

Audited financial statements

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Understanding this report

This annual report contains information about the TIAA Separate Account VA-1 and describes the account’s results for the twelve months ended December 31, 2013. The report contains three main sections:

•	The account performance section compares the account’s investment returns with those of its benchmark index.
•	The summary portfolio of investments lists the industries and types of securities in which the account had investments as of December 31, 2013.
•	The financial statements provide detailed information about the operations and financial condition of the account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the TIAA Separate Account VA-1, please refer to the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

Information for contractowners

Portfolio holdings

The TIAA Separate Account VA-1’s summary portfolio of investments begins on page 7 of this report.

You can obtain a complete list of the portfolio holdings of the TIAA Separate Account VA-1 (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

• By visiting our website at tiaa-cref.org; or

• By calling us at 800 842-2252 to request a copy free of charge.

You can also obtain a complete list of the portfolio holdings of the account as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

• Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

• From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 223-1200 to request a free copy. A report of how the account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

Account management

The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the account.

TIAA Separate Account VA-1  ¡  2013 Annual Report     1

Important information about expenses

All contractowners in the TIAA Separate Account VA-1 incur ongoing costs, including management fees and other account expenses.

The TIAA Separate Account VA-1 is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.

The expense example that appears in the table on page 3 is intended to help you understand your ongoing costs (in U.S. dollars) and does not reflect transactional costs incurred by the account for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the TIAA Separate Account VA-1 do not incur a sales charge for purchases or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2013–December 31, 2013).

Actual expenses

The first line in the table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

2     2013 Annual Report  ¡  TIAA Separate Account VA-1

Important information about expenses

Expense example

Six months ended December 31, 2013
Stock Index Account	Beginning account value (7/1/13)	Ending account value (12/31/13)	Expenses paid during period* (7/1/13–12/31/13)
Actual return	$1,000.00	$1,166.28	$4.10
5% annual hypothetical return	1,000.00	1,021.42	3.82

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2013. The account’s annualized six-month expense ratio for that period was 0.75%. The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without such waiver, the account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

About the account’s benchmark

The account’s benchmark is the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

The Russell 3000 Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The account is not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the account nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular account or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANT ABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

TIAA Separate Account VA-1  ¡   2013 Annual Report     3

Stock Index Account

Performance for the twelve months ended December 31, 2013

The Stock Index Account returned 32.53% for the year, compared with the 33.55% return of its benchmark, the Russell 3000® Index.

For the twelve-month period, the account’s return trailed that of its benchmark index, primarily because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s does not. The account benefited from participating in a securities lending program and had a risk profile similar to that of its benchmark.

The broad U.S. stock market, as measured by the Russell 3000 Index, soared 33.55% in 2013. Investors were emboldened by the strengthening domestic economy: unemployment fell, housing prices climbed and consumer spending rose. At the same time, the Federal Reserve’s efforts to stimulate the economy by keeping interest rates low further increased investor appetite for riskier assets.

Amid signs of an improving economy, optimistic investors favored small-capitalization stocks because of their higher return potential. Small caps gained 38.82% during the period, outpacing mid- and large-cap equities, which rose 34.76% and 33.11%, respectively. Growth issues within the Russell 3000 topped their value counterparts, 34.23% to 32.69%. (Returns by market capitalization and investment style are based on the Russell indexes.)

Financial and consumer discretionary stocks propel the benchmark higher

For the year, all ten industry sectors of the Russell 3000 Index scored double-digit gains, including seven that climbed more than 25%. The benchmark’s second- and third-largest sectors, financials and consumer discretionary, advanced 32.8% and 44.5%, respectively, and made the biggest contributions to the benchmark’s rise. The 30.9% gain of information technology stocks, the index’s largest sector, also made a substantial contribution, as did outsized results from health care (up 42.8%) and industrial (up 42.2%) issues. Together, these five sectors constituted more than 70% of the benchmark’s total market capitalization on December 31, 2013.

During the period, all of the five largest stocks in the index registered gains, and three surpassed the return of the broad U.S. stock market. Google was the best performer; its stock climbed 58.4% as the company expanded its core advertising business within the mobile device market. Microsoft and General Electric followed with gains of 44.3% and 37.9%, respectively. Exxon Mobil (up 20.1%) also posted a strong advance but failed to keep pace in a surging market environment. Apple, the index’s largest individual component in terms of market capitalization at period-end, substantially lagged; it returned 8.1%.

4    2013 Annual Report  ¡  TIAA Separate Account VA-1

Stock Index Account

Performance as of December 31, 2013

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
Stock Index Account	11/1/1994	32.53%	17.88%	7.19%
Russell 3000 Index	—	33.55	18.71	7.88

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. The account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the account would have been higher and its performance lower. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

TIAA Separate Account VA-1  ¡  2013 Annual Report    5

Stock Index Account

Portfolio composition

Sector	% of net assets as of 12/31/2013
Information technology	18.1
Financials	17.5
Consumer discretionary	13.5
Health care	12.6
Industrials	11.7
Energy	9.2
Consumer staples	8.5
Materials	3.8
Utilities	2.9
Telecommunication services	2.1
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2013
More than $50 billion	48.0
More than $15 billion–$50 billion	24.0
More than $2 billion–$15 billion	22.7
$2 billion or less	5.3
Total	100.0

6    2013 Annual Report  ¡  TIAA Separate Account VA-1

Summary portfolio of investments

Stock Index Account  ▪  December 31, 2013

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$10,711	1.2%

BANKS
217,275		Wells Fargo & Co	9,864	1.1
		Other	22,412	2.4

			32,276	3.5

CAPITAL GOODS
30,985		3M Co	4,346	0.5
34,080		Boeing Co	4,652	0.5
466,252		General Electric Co	13,069	1.4
41,294		United Technologies Corp	4,699	0.5
		Other	53,704	5.7

			80,470	8.6

COMMERCIAL & PROFESSIONAL SERVICES			9,633	1.0

CONSUMER DURABLES & APPAREL			15,365	1.6

CONSUMER SERVICES
45,335		McDonald’s Corp	4,399	0.5
		Other	16,109	1.7

			20,508	2.2

DIVERSIFIED FINANCIALS
43,012		American Express Co	3,902	0.4
487,998		Bank of America Corp	7,598	0.8
137,330		Citigroup, Inc	7,156	0.8
20,723		Goldman Sachs Group, Inc	3,673	0.4
171,060		JPMorgan Chase & Co	10,004	1.1
		Other	30,421	3.2

			62,754	6.7

ENERGY
87,257		Chevron Corp	10,899	1.1
55,119		ConocoPhillips	3,894	0.4
200,627	d	Exxon Mobil Corp	20,304	2.2
36,264		Occidental Petroleum Corp	3,449	0.4
59,751		Schlumberger Ltd	5,384	0.6
		Other	42,463	4.5

			86,393	9.2

FOOD & STAPLES RETAILING
55,115		CVS Corp	3,945	0.4
72,948		Wal-Mart Stores, Inc	5,740	0.6
		Other	9,121	1.0

			18,806	2.0

FOOD, BEVERAGE & TOBACCO
90,097		Altria Group, Inc	3,459	0.4
172,014		Coca-Cola Co	7,106	0.8

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2013 Annual Report	7

Summary portfolio of investments	continued

Stock Index Account  ▪  December 31, 2013

Shares		Company	Value (000)	% of net assets

FOOD, BEVERAGE & TOBACCO—continued
69,947		PepsiCo, Inc	$5,801	0.6%
73,542		Philip Morris International, Inc	6,408	0.7
		Other	19,933	2.1

			42,707	4.6

HEALTH CARE EQUIPMENT & SERVICES			41,932	4.5

HOUSEHOLD & PERSONAL PRODUCTS
123,642		Procter & Gamble Co	10,066	1.1
		Other	7,975	0.8

			18,041	1.9

INSURANCE
80,996	*	Berkshire Hathaway, Inc (Class B)	9,603	1.0
		Other	29,985	3.2

			39,588	4.2

MATERIALS			35,780	3.8

MEDIA
118,913		Comcast Corp (Class A)	6,179	0.6
80,944	*	Walt Disney Co	6,184	0.7
		Other	24,054	2.6

			36,417	3.9

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
71,034		AbbVie, Inc	3,751	0.4
33,666		Amgen, Inc	3,843	0.4
74,088		Bristol-Myers Squibb Co	3,938	0.4
68,776	*	Gilead Sciences, Inc	5,169	0.6
126,699		Johnson & Johnson	11,604	1.3
135,786		Merck & Co, Inc	6,796	0.7
302,067		Pfizer, Inc	9,252	1.0
		Other	31,159	3.3

			75,512	8.1

REAL ESTATE			29,190	3.1

RETAILING
16,586	*	Amazon.com, Inc	6,615	0.7
65,644		Home Depot, Inc	5,405	0.6
		Other	30,927	3.3

			42,947	4.6

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
224,153		Intel Corp	5,819	0.6
		Other	14,244	1.5

			20,063	2.1

8	2013 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments	continued

Stock Index Account  ▪  December 31, 2013

Shares		Company		Value (000)		% of net assets

SOFTWARE & SERVICES
76,902	*	Facebook, Inc		$4,203		0.4%
12,158	*	Google, Inc (Class A)		13,626		1.5
46,849		International Business Machines Corp		8,787		0.9
5,251		Mastercard, Inc (Class A)		4,387		0.5
376,860		Microsoft Corp		14,106		1.5
159,575		Oracle Corp		6,105		0.7
23,553		Visa, Inc (Class A)		5,245		0.6
		Other		38,556		4.1

				95,015		10.2

TECHNOLOGY HARDWARE & EQUIPMENT
42,371		Apple, Inc		23,775		2.5
241,743		Cisco Systems, Inc		5,427		0.6
77,653		Qualcomm, Inc		5,766		0.6
		Other		19,183		2.1

				54,151		5.8

TELECOMMUNICATION SERVICES
242,611		AT&T, Inc		8,530		0.9
129,454		Verizon Communications, Inc		6,361		0.7
		Other		4,757		0.5

				19,648		2.1

TRANSPORTATION
20,935		Union Pacific Corp		3,517		0.4
Other				15,747		1.7

				19,264		2.1

UTILITIES				27,406		2.9

		TOTAL COMMON STOCKS	(Cost $485,121)	934,577		99.9

RIGHTS / WARRANTS
ENERGY				1		0.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				0	^	0.0

REAL ESTATE				1		0.0

		TOTAL RIGHTS /WARRANTS	(Cost $1)	2		0.0

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2013 Annual Report	9

Summary portfolio of investments	concluded

Stock Index Account  ▪  December 31, 2013

Shares		Company		Value (000)	% of net assets

SHORT-TERM INVESTMENTS
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
25,835,346	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$25,835	2.8%

				25,835	2.8

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		25,835	2.8

		TOTAL SHORT-TERM INVESTMENTS	(Cost $25,835)	25,835	2.8

		TOTAL PORTFOLIO	(Cost $510,957)	960,414	102.7
		OTHER ASSETS & LIABILITIES, NET		(24,951)	(2.7)

		NET ASSETS		$935,463	100.0%

*	Non-income producing.
^	Amount represents less than $1,000.
c	Investment made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The aggregate value of securities on loan is $25,259,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

10	2013 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statement of assets and liabilities

TIAA Separate Account VA-1  ▪  December 31, 2013

(amounts in thousands, except accumulation unit value)	Stock Index Account

ASSETS
Portfolio investments, at value*†	$960,414
Cash	1,733
Dividends and interest receivable	1,249
Receivable from securities transactions	82
Receivable for variation margin on open futures contracts	3
Other	99

Total assets	963,580

LIABILITIES
Payable for collateral for securities loaned	25,835
Due to affiliates	2,217
Other	65

Total liabilities	28,117

NET ASSETS
Accumulation Fund	$935,463

Accumulation units outstanding	6,878

Accumulation unit value	$136.00

* Portfolio investments, at cost	$510,957
† Includes securities loaned of	$25,259

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2013 Annual Report	11

Statement of operations

TIAA Separate Account VA-1  ▪  For the year ended December 31, 2013

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Dividends*	$16,726
Income from securities lending	296

Total income	17,022

EXPENSES
Administrative	1,694
Investment advisory	2,542
Mortality and expense risk charges	3,389

Total expenses	7,625
Less: Expense waiver by investment adviser	(1,271)

Net expenses	6,354

Net investment income (loss)	10,668

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	23,912
Futures transactions	120

Net realized gain (loss) on total investments	24,032

Change in unrealized appreciation (depreciation) on:
Portfolio investments	202,250
Futures transactions	3

Net change in unrealized appreciation (depreciation) on total investments	202,253

Net realized and unrealized gain (loss) on total investments	226,285

Net increase (decrease) in net assets from operations	$236,953

* Net of foreign withholding taxes of	$7

12	2013 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statements of changes in net assets

TIAA Separate Account VA-1  ▪  For the year ended

	Stock Index Account
(amounts in thousands)	December 31, 2013	December 31, 2012

OPERATIONS
Net investment income (loss)	$10,668	$11,536
Net realized gain (loss) on total investments	24,032	17,346
Net change in unrealized appreciation (depreciation) on total investments	202,253	77,647

Net increase (decrease) in net assets from operations	236,953	106,529

FROM CONTRACTOWNER TRANSACTIONS
Premiums	33,972	23,611
Withdrawals and death benefits	(87,901)	(76,783)

Net increase (decrease) from contractowner transactions	(53,929)	(53,172)

Net increase (decrease) in net assets	183,024	53,357

NET ASSETS
Beginning of period	752,439	699,082

End of period	$935,463	$752,439

ACCUMULATION UNITS
Units purchased	284	240
Units sold	(738)	(783)

Outstanding
Beginning of period	7,332	7,875

End of period	6,878	7,332

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2013 Annual Report	13

Financial highlights

TIAA Separate Account VA-1

	Selected per accumulation unit data
	Gain (loss) from investment operations
For the year ended	Investment income[a]	Expenses[a]	Net investment income[a]	Net realized & unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of year

STOCK INDEX ACCOUNT
12/31/13	$2.402	$0.896	$1.506	$31.870	$33.376	$102.624
12/31/12	2.256	0.735	1.521	12.334	13.855	88.769
12/31/11	1.754	0.671	1.083	(0.755)	0.328	88.441
12/31/10	1.542	0.591	0.951	11.319	12.270	76.171
12/31/09	1.413	0.452	0.961	15.456	16.417	59.754

[a]	Based on average units outstanding.
[b]	Based on per accumulation unit data.

14	2013 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

		Ratios and supplemental data
		Ratios to average net assets
Accumulation unit value end of year	Total return[b]	Gross expenses	Net expenses	Net investment income	Portfolio turnover rate	Accumulation units outstanding end of year (in millions)	Net assets at the end of year (in millions)

$136.000	32.53%	0.90%	0.75%	1.26%	7%	7	$935
102.624	15.60	0.90	0.75	1.55	7	7	752
88.769	0.37	0.90	0.75	1.21	6	8	699
88.441	16.11	0.90	0.75	1.21	10	8	745
76.171	27.48	0.90	0.71	1.50	6	9	680

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2013 Annual Report	15

Notes to financial statements

TIAA Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Account determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income taxes: VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Account files an income tax return in U.S. federal jurisdictions and applicable state and local jurisdictions. The Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time

16	2013 Annual Report ▪ TIAA Separate Account VA-1

depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Account’s financial statements.

Management committee compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. The investment of deferred amounts and the offsetting payable to the managers are included in other assets and other liabilities in the accompanying Statement of Assets and Liabilities.

New accounting pronouncement: In June 2013, the Financial Accounting Standards Board issued Accounting Standard Update No. 2013-08, Amendments to the Scope, Measurement, and Disclosure Requirements (the “Update”). The Update modifies the criteria used in determining an investment company under U.S. GAAP and establishes certain measurement and disclosure requirements. The Update establishes that an entity regulated under the 1940 Act is automatically an investment company under U.S. GAAP. The Update is effective for interim and annual reporting periods beginning after December 15, 2013. The Accounts expect to adopt these new disclosure requirements for the June 30, 2014 semiannual report. Management has reviewed the new requirements and has determined the adoption of the Update will not have a material impact on the Accounts’ financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

TIAA Separate Account VA-1 ▪ 2013 Annual Report	17

Notes to financial statements

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedure is deemed not to reflect fair value is valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended December 31, 2013, there were no material transfers between levels by the Account.

18	2013 Annual Report ▪ TIAA Separate Account VA-1

continued

The following table summarizes the market value of the Account’s investments as of December 31, 2013, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total

Equity Investments:
Energy	$86,391	$—	$2	$86,393
Health care	117,443	—	1	117,444
All other equity investments*	730,742	—	—	730,742
Short-term investments	25,835	—	—	25,835
Futures**	1	—	—	1

Total	$960,412	$—	$3	$960,415

*	For detailed categories, please see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the Summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

At December 31, 2013, the Account has invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows (dollar amounts are in thousands):

	Assets derivatives
Derivative contracts	Location		Fair value amount

Equity contracts	Futures	*	$1

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the receivable for variation margin on open futures contracts.

For the year ended December 31, 2013, the effect of derivative contracts on the Account’s Statement of Operations was as follows (dollar amounts are in thousands):

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Equity contracts	Futures transactions	$120	$3

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while

TIAA Separate Account VA-1 ▪ 2013 Annual Report	19

Notes to financial statements

selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Account, since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the year ended December 31, 2013, the Account had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At December 31, 2013, the Account held the following open futures contracts (dollar amounts are in thousands):

Future	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)

S&P 500 Index E-mini	9	$828	March 21, 2014	$1

Note 4—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. Advisors has agreed to voluntarily waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account.

The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed 1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period.

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Committee, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

20	2013 Annual Report ▪ TIAA Separate Account VA-1

continued

Note 5—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and Liabilities. Securities lending income consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the lending agent. Such income is reflected separately in the Statement of Operations. In lending its securities, the Account bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Account.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At December 31, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $449,457,000, consisting of gross unrealized appreciation of $487,456,000 and gross unrealized depreciation of $(37,999,000).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term investments) for the year ended December 31, 2013 were $56,747,000 and $96,105,000, respectively.

Note 6—line of credit

The Account participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. This facility expired June 2013. A new facility was entered into on June 25, 2013, expiring June 24, 2014. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or funds at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended December 31, 2013, there were no borrowings under this credit facility by the Account.

TIAA Separate Account VA-1 ▪ 2013 Annual Report	21

Notes to financial statements	concluded

Note 7—indemnification

In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the managers and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.

22	2013 Annual Report ▪ TIAA Separate Account VA-1

Report of independent registered public accounting firm

To the Management Committee and Contract owners of the

TIAA Separate Account VA-1:

In our opinion, the accompanying statement of assets and liabilities, including the summary portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Stock Index Account of TIAA Separate Account VA-1 (hereafter referred to as “VA-1”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of VA-1’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

February 19, 2014

TIAA Separate Account VA-1 ▪ 2013 Annual Report	23

Management committee members and officers (unaudited)

TIAA Separate Account VA-1  ▪  December 31, 2013

Members

Name, address and date of birth (“DOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Member	Indefinite term. Member since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	78	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation, and Director of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Member	Indefinite term. Member since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	78	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; Independent Member of the Boards of Lazard Alternative Strategies Fund, LLC and Lazard Alternative Strategies 1099 Fund.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/5/67	Member	Indefinite term. Member since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	78	Director of Copper Rock Capital Partners, LLC (investment adviser).

24	2013 Annual Report ▪ TIAA Separate Account VA-1

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Chairman of the Management Committee and Member	Indefinite term. Member since 2005; Chairman for term ending December 31, 2015. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	78	Director, D2D Fund.
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Member	Indefinite term. Member since 2001.	Principal, NL Jacob Consultant (economic and business consultant) (2012–present). President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	78	None
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Member	Indefinite term. Member since 2011.	Partner (2004–2010) and Managing Director (1999–2010), Goldman Sachs Asset Management.	78	Director, Sansum Clinic; Investment committee member, College of Mount Saint Vincent and Cottage Health System; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Member	Indefinite term. Member since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management, LLC; Former Principal, BAM Consulting LLC (2003–2009); Former Independent Consultant for Merrill Lynch (2003–2009).	78	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance and Close Brothers Group plc.

TIAA Separate Account VA-1 ▪ 2013 Annual Report	25

Management committee members and officers (unaudited)	continued

TIAA Separate Account VA-1  ▪  December 31, 2013

Members—concluded

Name, address and date of birth (“DOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorship(s) held by trustee
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Member	Indefinite term. Member since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Former Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Former Program Director, NBER (1990–2008).	78	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Member	Indefinite term. Member since 2001.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (since 2003) and Chief Investment Officer (2003–2013), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	78	Director, SCANA Corporation (energy holding company); Member, Duke Children’s Hospital and Health Center National Board of Advisors.
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Member	Indefinite term. Member since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002); Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	78	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

26	2013 Annual Report ▪ TIAA Separate Account VA-1

Officers

Name, address and date of birth (“DOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.	Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Vice President and Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Account VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Advisors, LLC (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Interim Chief Compliance Officer for TIAA-CREF Life Insurance Company Separate Accounts VA-1, VLI-I and VLI-2 (since 2013). Interim Chief Compliance Officer for Covariance Capital Management, Inc. (“Covariance”) (since 2013).
Carol Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/13/62	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President (since 2013), Chief Operating Officer (“COO”) of Asset Management (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2013). Interim Head of Asset Management, TIAA (2012–2013). Senior Vice President, Investment Products, TIAA (2009–2012). Managing Director, Mutual Fund Products, TIAA (2007–2009). Senior Managing Director, President, and COO of Advisors and Investment Management (since 2012). Director of Advisors (since 2008). Manager, President, and COO of TCAA and TCAS (since 2011). Director (since 2011) of TIAA-CREF Asset Management (“TCAM”). Manager of TIAA-CREF Individual and Institutional Services, LLC (since 2010). Director of Westchester Group Investment Management, Inc. (since 2011). Manager of Beaver Investment Holdings, LLC (since 2012). Director of GreenWood Resources, Inc. (since 2012). Director of TH RE Administration Ltd., TH RE FCACO Ltd., TH RE AIFM group Ltd, and TH RE Group Holdings Ltd. (since 2013).

TIAA Separate Account VA-1 ▪ 2013 Annual Report	27

Management committee members and officers (unaudited)	continued

TIAA Separate Account VA-1  ▪  December 31, 2013

Officers—continued

Name, address and date of birth (“DOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/51	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.	President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2008). Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds (2012–2013). Director of Covariance Capital Management, Inc. (“Covariance”) (since 2010). Chairman, Head of Financial Services and Member of the Executive Committee, Swiss Re America Holding Corporation (2006–2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006).
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer since 2009	One-year term. Chief Financial Officer, Principal Accounting Officer and Treasurer since 2009.	Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010) and Funds Treasurer (since 2006) of TIAA. Director of Advisors (since 2008). Director of TIAA-CREF Asset Management (“TCAM”) (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Assistant Treasurer of TIAA-CREF Life Insurance Company (“TC Life”) (since 2012). Director of TIAA-CREF Trust Company, FSB (“Trust”) (since 2008). Director, Senior Vice President and Funds Treasurer of TCAA (since 2011). Director, Senior Vice President and Funds Treasurer of TCAS (since 2011).
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer (since 2013) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Head of Risk Management of TIAA (2009–2013). Executive Vice President, Risk Management (since 2009), Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2011). Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA.

28	2013 Annual Report ▪ TIAA Separate Account VA-1

Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/20/61	Executive Vice President	One-year term. Executive Vice President since 2013.	President and Principal Executive Officer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2013). Executive Vice President and President of Asset Management (since 2013) of TIAA and Executive Vice President of CREF and VA-1 (since 2013). Director, President & CEO of Advisors (since 2013). Manager, President & CEO of Investment Management (since 2013). Director of TH RE Ltd (since 2013). Director, President & CEO of TPIS (since 2013). Director of TIAA International Holdings 1 Ltd, TIAA International Holdings 2 Ltd, and TIAA International Holdings 3 Ltd (since 2013). Director, President & CEO of TCAM, Inc. (since 2013). Former Executive Vice President of TIAA-CREF Funds and TIAA-CREF Life Funds (June-September 2013). Former Representative, Securities Research, Inc. (February-May 2013). President and Chief Operating Officer, U.S., ING Americas (2011-2012). Chief Executive Officer, ING Insurance US (2010–2011). Chairman and Chief Executive Officer, ING Investment Management, Americas (2007–2009). Executive Vice President, AIG Financial Products Corp. (1995–2007).
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Funds Complex (since 2012). Director, Covariance (since 2012). Manager, TIAA-CREF Life Insurance Company (since 2012). Manager, Kaspick & Company, LLC (“Kaspick”) (since 2012). President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2012.	Senior Managing Director and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2012). Senior Vice President of TIAA and the TIAA-CREF Fund Complex (2012–2013). Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.
Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/16/51	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Senior Vice President of Human Resources, Boston Scientific (2010–2012); President of Integrated People Solutions (2009–2010); Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp. (2001–2009).

TIAA Separate Account VA-1 ▪ 2013 Annual Report	29

Management committee members and officers (unaudited)	concluded

TIAA Separate Account VA-1  ▪  December 31, 2013

Officers—concluded

Name, address and date of birth (“DOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, President of Retirement and Individual Financial Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (since 2012) of TCT Holdings, Inc. Director (2007–2011) and Executive Vice President (2008–2010) of TCAM. Manager (since 2006), President and CEO (2006–2010) of Redwood. Director of Tuition Financing (2008–2009) and Executive Vice President of TC Life (2009–2010).
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Chief Communications Officer of TIAA (2010–2011). Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010).

Please note that the Account’s Statement of Additional Information (SAI) includes additional information about the Account’s members and is available, without charge, through our website, tiaa-cref.org, or by telephone at 800 223-1200.

30	2013 Annual Report ▪ TIAA Separate Account VA-1

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How to reach us

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Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

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800 842-2252

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877 825-0411

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You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Brokerage

Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Annuity contracts and certificates are issued by Teachers Insurance and Annuity Association (TIAA) and College Retirement Equities Fund (CREF), New York, NY. After-tax annuities and life insurance are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2014 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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C14449	A10845 (2/14)

730 Third Avenue New York, NY 10017-3206

C14449	A10845 (2/14)

Item 2. Code of Ethics.

2(a)   The Management Committee of TIAA Separate Account VA-1 (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b)  No response required.

2(c)  During the reporting period, there were no amendments to the code of ethics.

2(d)  During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e)  Not applicable.

2(f)  A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1)  The Registrant’s Management Committee has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2)  Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a)  Audit Fees.

For the fiscal years ended December 31, 2013 and December 31, 2012, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $50,750 and $118,000, respectively.

4(b)  Audit Related Fees.

For the fiscal years ended December 31, 2013 and December 31, 2012, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2013 and December 31, 2012, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c)  Tax Fees.

For the fiscal years ended December 31, 2013 and December 31, 2012, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2013 and December 31, 2012, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d)  All Other Fees.

For the fiscal years ended December 31, 2013 and December 31, 2012, PwC’s aggregate fees for all other services billed to the Registrant were $2,500 and $500, respectively.

For the fiscal years ended December 31, 2013 and December 31, 2012, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1)  Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2)  Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2013 and December 31, 2012 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2013 and December 31, 2012 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2013 and December 31, 2012 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2013 and December 31, 2012 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2013 and December 31, 2012 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2013 and December 31, 2012 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f)  The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g)  Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2013 and December 31, 2012, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $394,070 and $417,730, respectively.

4(h)  The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2013

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.2%
1,581		Allison Transmission Holdings, Inc	$44
3,241	*	American Axle & Manufacturing Holdings, Inc	66
10,302		BorgWarner, Inc	576
2,813		Cooper Tire & Rubber Co	68
6,736		Dana Holding Corp	132
14,024		Delphi Automotive plc	843
850	*	Dorman Products, Inc	48
1,013	*	Drew Industries, Inc	52
590	*	Federal Mogul Corp (Class A)	12
173,002		Ford Motor Co	2,669
520	*	Fox Factory Holding Corp	9
735	*	Fuel Systems Solutions, Inc	10
37,486	*	General Motors Co	1,532
6,807		Gentex Corp	225
1,535	*	Gentherm, Inc	41
11,265		Goodyear Tire & Rubber Co	269
9,867		Harley-Davidson, Inc	683
30,603		Johnson Controls, Inc	1,570
3,761		Lear Corp	305
2,342	*	Modine Manufacturing Co	30
323		Remy International, Inc	8
1,983		Spartan Motors, Inc	13
909		Standard Motor Products, Inc	33
1,336	*	Stoneridge, Inc	17
1,205		Superior Industries International, Inc	25
2,780	*	Tenneco, Inc	157
3,822	*,e	Tesla Motors, Inc	575
2,018		Thor Industries, Inc	111
312	*	Tower International, Inc	7
4,872	*	TRW Automotive Holdings Corp	362
2,234	*	Visteon Corp	183
1,327	*	Winnebago Industries, Inc	36

		TOTAL AUTOMOBILES & COMPONENTS	10,711

BANKS - 3.5%
810		1st Source Corp	26
1,172		1st United Bancorp, Inc	9
351		Access National Corp	5
374		American National Bankshares, Inc	10
1,244	*	Ameris Bancorp	26
387		Ames National Corp	9
1,475		Apollo Residential Mortgage	22
597		Arrow Financial Corp	16
7,538		Associated Banc-Corp	131
4,208		Astoria Financial Corp	58
412		Banc of California, Inc	6
333		Bancfirst Corp	19
1,517		Banco Latinoamericano de Exportaciones S.A. (Class E)	43
4,426		Bancorpsouth, Inc	113
2,688		Bank Mutual Corp	19
2,053		Bank of Hawaii Corp	121
291		Bank of Kentucky Financial Corp	11
288		Bank of Marin Bancorp	12
1,102		Bank of the Ozarks, Inc	62
1,044		BankFinancial Corp	10
1,770		BankUnited	58
824		Banner Corp	37
194		Bar Harbor Bankshares	8
31,219		BB&T Corp	1,165
3,505		BBCN Bancorp, Inc	58
316	*	BBX Capital Corp	5
270	*	Beneficial Mutual Bancorp, Inc	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,072		Berkshire Hills Bancorp, Inc	$29
812		BNC Bancorp	14
559	*	BofI Holding, Inc	44
957		BOK Financial Corp	63
3,543		Boston Private Financial Holdings, Inc	45
354		Bridge Bancorp, Inc	9
475	*	Bridge Capital Holdings	10
3,533		Brookline Bancorp, Inc	34
630		Bryn Mawr Bank Corp	19
159		C&F Financial Corp	7
460		Camden National Corp	19
1,121	*	Capital Bank Financial Corp	25
831	*	Capital City Bank Group, Inc	10
8,943		CapitalSource, Inc	129
7,090		Capitol Federal Financial	86
1,503		Cardinal Financial Corp	27
3,338		Cathay General Bancorp	89
645		Center Bancorp, Inc	12
1,148		Centerstate Banks of Florida, Inc	12
987		Central Pacific Financial Corp	20
152		Century Bancorp, Inc	5
1,050		Charter Financial Corp	11
1,616		Chemical Financial Corp	51
168		Chemung Financial Corp	6
8,710		CIT Group, Inc	454
533		Citizens & Northern Corp	11
726	e	City Holding Co	34
2,136		City National Corp	169
875		Clifton Savings Bancorp, Inc	11
498		CNB Financial Corp	9
1,740		CoBiz, Inc	21
2,091		Columbia Banking System, Inc	58
8,538		Comerica, Inc	406
3,623		Commerce Bancshares, Inc	163
1,740		Community Bank System, Inc	69
1,003		Community Trust Bancorp, Inc	45
449	*	CommunityOne Bancorp	6
411	*	CU Bancorp	7
2,388	e	Cullen/Frost Bankers, Inc	178
914	*	Customers Bancorp, Inc	19
4,428		CVB Financial Corp	76
1,609		Dime Community Bancshares	27
313	*	Doral Financial Corp	5
946	*	Eagle Bancorp, Inc	29
6,966		East West Bancorp, Inc	244
301		Enterprise Bancorp, Inc	6
828		Enterprise Financial Services Corp	17
670		ESB Financial Corp	10
1,035		ESSA Bancorp, Inc	12
1,340	*	Essent Group Ltd	32
3,701		EverBank Financial Corp	68
324	*	Farmers Capital Bank Corp	7
384		Federal Agricultural Mortgage Corp (Class C)	13
469		Fidelity Southern Corp	8
39,156		Fifth Third Bancorp	823
664		Financial Institutions, Inc	16
720		First Bancorp (NC)	12
1,458	*,e	First Bancorp (Puerto Rico)	9
498		First Bancorp, Inc	9
3,831		First Busey Corp	22
265		First Citizens Bancshares, Inc (Class A)	59
4,700		First Commonwealth Financial Corp	41
680		First Community Bancshares, Inc	11
886		First Connecticut Bancorp	14
510		First Defiance Financial Corp	13
2,653		First Financial Bancorp	46
1,438	e	First Financial Bankshares, Inc	95
590		First Financial Corp	22
1,104		First Financial Holdings, Inc	73
814		First Financial Northwest, Inc	8
11,036		First Horizon National Corp	129
654		First Interstate Bancsystem, Inc	19

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,238		First Merchants Corp	$28
3,929		First Midwest Bancorp, Inc	69
193	*	First NBC Bank Holding Co	6
15,757		First Niagara Financial Group, Inc	167
288		First of Long Island Corp	12
4,299		First Republic Bank	225
2,760	*	First Security Group, Inc	6
8,203		FirstMerit Corp	182
890	*	Flagstar Bancorp, Inc	17
1,645		Flushing Financial Corp	34
6,390		FNB Corp	81
752		Fox Chase Bancorp, Inc	13
689	*	Franklin Financial Corp	14
10,086		Fulton Financial Corp	132
602		German American Bancorp, Inc	17
3,468		Glacier Bancorp, Inc	103
500		Great Southern Bancorp, Inc	15
710		Guaranty Bancorp	10
3,896		Hancock Holding Co	143
1,525		Hanmi Financial Corp	33
928		Heartland Financial USA, Inc	27
1,007		Heritage Commerce Corp	8
534		Heritage Financial Corp	9
917	*	Heritage Oaks Bancorp	7
52		Hingham Institution for Savings	4
343	*	Home Bancorp, Inc	6
2,256		Home Bancshares, Inc	84
821		Home Federal Bancorp, Inc	12
2,326		Home Loan Servicing Solutions Ltd	53
444		HomeStreet, Inc	9
980	*	HomeTrust Bancshares, Inc	16
259		Horizon Bancorp	7
23,813		Hudson City Bancorp, Inc	225
754		Hudson Valley Holding Corp	15
38,444		Huntington Bancshares, Inc	371
1,370		IBERIABANK Corp	86
1,031		Independent Bank Corp	40
187		Independent Bank Group, Inc	9
2,385		International Bancshares Corp	63
859	*	Intervest Bancshares Corp	6
3,082		Investors Bancorp, Inc	79
1,441	*	Kearny Financial Corp	17
41,669		Keycorp	559
1,129		Lakeland Bancorp, Inc	14
734		Lakeland Financial Corp	29
5,743	e	M&T Bank Corp	669
1,090	*	Macatawa Bank Corp	5
731		MainSource Financial Group, Inc	13
2,798		MB Financial, Inc	90
410		Mercantile Bank Corp	9
273		Merchants Bancshares, Inc	9
249	*	Meridian Interstate Bancorp, Inc	6
241		Meta Financial Group, Inc	10
759		MetroCorp Bancshares, Inc	11
14,797	*	MGIC Investment Corp	125
259		Middleburg Financial Corp	5
265		Midsouth Bancorp, Inc	5
334		MidWestOne Financial Group, Inc	9
190	*	NASB Financial, Inc	6
2,387		National Bank Holdings Corp	51
357		National Bankshares, Inc	13
6,208		National Penn Bancshares, Inc	70
928	*,e	Nationstar Mortgage Holdings, Inc	34
1,992		NBT Bancorp, Inc	52
20,180	e	New York Community Bancorp, Inc	340
1,173	*	NewBridge Bancorp	9
2,646		Northfield Bancorp, Inc	35
302		Northrim BanCorp, Inc	8
4,319		Northwest Bancshares, Inc	64
741		OceanFirst Financial Corp	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,732	*	Ocwen Financial Corp	$262
2,272		OFG Bancorp	39
3,801		Old National Bancorp	58
700	*	OmniAmerican Bancorp, Inc	15
2,090		Oritani Financial Corp	34
991		Pacific Continental Corp	16
726	*	Pacific Premier Bancorp, Inc	11
1,796	e	PacWest Bancorp	76
529		Park National Corp	45
1,481		Park Sterling Bank	11
534		Peapack Gladstone Financial Corp	10
221		Penns Woods Bancorp, Inc	11
720	*	Pennsylvania Commerce Bancorp, Inc	16
575	*	PennyMac Financial Services, Inc	10
595		Peoples Bancorp, Inc	13
12,770		People’s United Financial, Inc	193
1,766		Pinnacle Financial Partners, Inc	57
23,640		PNC Financial Services Group, Inc	1,834
4,451	*	Popular, Inc	128
564	*	Preferred Bank	11
3,026		PrivateBancorp, Inc	88
2,068		Prosperity Bancshares, Inc	131
446		Provident Financial Holdings, Inc	7
2,748		Provident Financial Services, Inc	53
7,892	e	Radian Group, Inc	111
64,704		Regions Financial Corp	640
1,263		Renasant Corp	40
612		Republic Bancorp, Inc (Class A)	15
1,513		Rockville Financial, Inc	21
1,211		S&T Bancorp, Inc	31
615		S.Y. Bancorp, Inc	20
1,250		Sandy Spring Bancorp, Inc	35
736	*	Seacoast Banking Corp of Florida	9
370		Sierra Bancorp	6
2,150	*	Signature Bank	231
905		Simmons First National Corp (Class A)	34
962	e	Southside Bancshares, Inc	26
740	*	Southwest Bancorp, Inc	12
1,614		State Bank & Trust Co	29
1,347		StellarOne Corp	32
4,266		Sterling Bancorp	57
1,571		Sterling Financial Corp	54
513	*	Suffolk Bancorp	11
1,927	*	Sun Bancorp, Inc	7
24,207		SunTrust Banks, Inc	891
8,530		Susquehanna Bancshares, Inc	110
2,032	*	SVB Financial Group	213
36,305		Synovus Financial Corp	131
607	*	Taylor Capital Group, Inc	16
7,501		TCF Financial Corp	122
700		Territorial Bancorp, Inc	16
1,877	*	Texas Capital Bancshares, Inc	117
3,624	*	TFS Financial Corp	44
1,514	*	The Bancorp, Inc	27
429		Tompkins Trustco, Inc	22
1,255	e	TowneBank	19
286	*	Tree.com, Inc	9
726		Trico Bancshares	21
307	*	Tristate Capital Holdings, Inc	4
5,202		Trustco Bank Corp NY	37
3,090		Trustmark Corp	83
1,489		UMB Financial Corp	96
5,809	e	Umpqua Holdings Corp	111
814	e	Union Bankshares Corp	20
2,414	e	United Bankshares, Inc	76
2,012	*	United Community Banks, Inc	36
1,829	*	United Community Financial Corp	7
1,056		United Financial Bancorp, Inc	20
792		Univest Corp of Pennsylvania	16
82,944		US Bancorp	3,351
9,153	e	Valley National Bancorp	93
1,734		ViewPoint Financial Group	48

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,010	*	Virginia Commerce Bancorp	$17
568	*	Walker & Dunlop, Inc	9
835		Washington Banking Co	15
4,778		Washington Federal, Inc	111
881		Washington Trust Bancorp, Inc	33
4,133		Webster Financial Corp	129
217,275		Wells Fargo & Co	9,864
1,213		WesBanco, Inc	39
746		West Bancorporation, Inc	12
976	e	Westamerica Bancorporation	55
3,370	*	Western Alliance Bancorp	80
1,313		Westfield Financial, Inc	10
2,922		Wilshire Bancorp, Inc	32
1,704		Wintrust Financial Corp	79
320		WSFS Financial Corp	25
662	*	Yadkin Financial Corp	11
8,430		Zions Bancorporation	253

		TOTAL BANKS	32,276

CAPITAL GOODS - 8.6%
30,985		3M Co	4,346
3,590		A.O. Smith Corp	194
1,276		Aaon, Inc	41
1,829		AAR Corp	51
2,045	*	Accuride Corp	8
1,483		Aceto Corp	37
3,339		Actuant Corp (Class A)	122
1,964		Acuity Brands, Inc	215
4,649	*	Aecom Technology Corp	137
1,808	*	Aegion Corp	40
831	*	Aerovironment, Inc	24
4,488		AGCO Corp	266
3,284		Air Lease Corp	102
2,801		Aircastle Ltd	54
374		Alamo Group, Inc	23
1,351		Albany International Corp (Class A)	49
4,471	*	Allegion plc	198
1,338		Alliant Techsystems, Inc	163
1,234		Altra Holdings, Inc	42
909	*	Ameresco, Inc	9
440		American Railcar Industries, Inc	20
373		American Science & Engineering, Inc	27
2,155	*,e	American Superconductor Corp	3
475	*	American Woodmark Corp	19
10,645		Ametek, Inc	561
475		Ampco-Pittsburgh Corp	9
1,541	*	API Technologies Corp	5
1,353		Apogee Enterprises, Inc	49
1,924		Applied Industrial Technologies, Inc	94
420		Argan, Inc	12
1,172	*	Armstrong World Industries, Inc	67
4,418	*	ArvinMeritor, Inc	46
729		Astec Industries, Inc	28
525	*	Astronics Corp	27
105	*	Astronics Corp (Class B)	5
1,446		AZZ, Inc	71
5,143		Babcock & Wilcox Co	176
2,453		Barnes Group, Inc	94
4,584	*	BE Aerospace, Inc	399
2,092	*	Beacon Roofing Supply, Inc	84
2,508	*	Blount International, Inc	36
1,497	*	Bluelinx Holdings, Inc	3
34,080		Boeing Co	4,652
2,120		Brady Corp (Class A)	66
2,200		Briggs & Stratton Corp	48
2,524	*	Builders FirstSource, Inc	18
793	*	CAI International, Inc	19
12,740	*,e	Capstone Turbine Corp	16
2,910		Carlisle Cos, Inc	231
29,443		Caterpillar, Inc	2,674

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,390	*	Chart Industries, Inc	$133
4,600		Chicago Bridge & Iron Co NV	382
839		CIRCOR International, Inc	68
2,273		Clarcor, Inc	146
428		Coleman Cable, Inc	11
3,640	*	Colfax Corp	232
1,162	*	Columbus McKinnon Corp	32
1,853		Comfort Systems USA, Inc	36
1,268	*	Commercial Vehicle Group, Inc	9
2,220		Crane Co	149
916		Cubic Corp	48
8,540		Cummins, Inc	1,204
2,140		Curtiss-Wright Corp	133
26,842		Danaher Corp	2,072
17,505		Deere & Co	1,599
3,419	*	DigitalGlobe, Inc	141
6,818		Donaldson Co, Inc	296
932		Douglas Dynamics, Inc	16
7,546		Dover Corp	728
485	*	Ducommun, Inc	14
430	*	DXP Enterprises, Inc	50
1,512	*	Dycom Industries, Inc	42
757		Dynamic Materials Corp	16
21,152		Eaton Corp	1,610
2,978		EMCOR Group, Inc	126
32,151		Emerson Electric Co	2,256
840		Encore Wire Corp	45
1,511	*,e	Energy Recovery, Inc	8
2,205		EnerSys	155
788	*	Engility Holdings, Inc	26
711	*,e	Enphase Energy, Inc	4
908	*	EnPro Industries, Inc	52
1,380		ESCO Technologies, Inc	47
1,364	*	Esterline Technologies Corp	139
9,057		Exelis, Inc	173
13,451		Fastenal Co	639
3,085	*	Federal Signal Corp	45
2,307	*	Flow International Corp	9
6,553		Flowserve Corp	517
7,463		Fluor Corp	599
7,322		Fortune Brands Home & Security, Inc	335
2,155		Franklin Electric Co, Inc	96
635		Freightcar America, Inc	17
7,600	*,e	FuelCell Energy, Inc	11
2,145	*	Furmanite Corp	23
2,148		GATX Corp	112
2,932	*,e	GenCorp, Inc	53
2,206		Generac Holdings, Inc	125
2,068		General Cable Corp	61
13,437		General Dynamics Corp	1,284
466,252		General Electric Co	13,069
1,594	*	Gibraltar Industries, Inc	30
809		Global Power Equipment Group, Inc	16
993		Gorman-Rupp Co	33
2,811		Graco, Inc	220
4,898	*,e	GrafTech International Ltd	55
470		Graham Corp	17
1,832		Granite Construction, Inc	64
3,079	*	Great Lakes Dredge & Dock Corp	28
1,109	*	Greenbrier Cos, Inc	36
2,067		Griffon Corp	27
1,293	*	H&E Equipment Services, Inc	38
534		Hardinge, Inc	8
3,933		Harsco Corp	110
3,190	*	HD Supply Holdings, Inc	77
3,027		Heico Corp	175
4,477	*	Hexcel Corp	200
35,392		Honeywell International, Inc	3,234
800		Houston Wire & Cable Co	11
2,715		Hubbell, Inc (Class B)	296
2,459		Huntington Ingalls	221

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

316		Hurco Cos, Inc	$8
481		Hyster-Yale Materials Handling, Inc	45
3,746		IDEX Corp	277
2,585	*	II-VI, Inc	45
17,005		Illinois Tool Works, Inc	1,430
13,414		Ingersoll-Rand plc	826
916		Insteel Industries, Inc	21
4,120		ITT Corp	179
5,784	*	Jacobs Engineering Group, Inc	364
1,308		John Bean Technologies Corp	38
4,866	e	Joy Global, Inc	285
386		Kadant, Inc	16
1,238		Kaman Corp	49
6,842		KBR, Inc	218
3,598		Kennametal, Inc	187
1,479	*,e	KEYW Holding Corp	20
1,860	*	Kratos Defense & Security Solutions, Inc	14
4,021		L-3 Communications Holdings, Inc	430
990	*,e	Layne Christensen Co	17
464		LB Foster Co (Class A)	22
2,308		Lennox International, Inc	196
3,669		Lincoln Electric Holdings, Inc	262
623	e	Lindsay Manufacturing Co	52
533	*	LMI Aerospace, Inc	8
11,701		Lockheed Martin Corp	1,739
1,293		LSI Industries, Inc	11
853	*	Lydall, Inc	15
6,133		Manitowoc Co, Inc	143
16,328		Masco Corp	372
2,813	*	Mastec, Inc	92
847	*	Middleby Corp	203
614		Miller Industries, Inc	11
1,850	*	Moog, Inc (Class A)	126
3,441	*	MRC Global, Inc	111
2,169		MSC Industrial Direct Co (Class A)	175
1,284		Mueller Industries, Inc	81
7,534		Mueller Water Products, Inc (Class A)	71
881	*	MYR Group, Inc	22
206	*	National Presto Industries, Inc	17
2,730	*	Navistar International Corp	104
926	*	NCI Building Systems, Inc	16
822		NN, Inc	17
2,935		Nordson Corp	218
383	*	Nortek, Inc	29
9,997		Northrop Grumman Corp	1,146
435	*	Northwest Pipe Co	16
2,760	*	Orbital Sciences Corp	64
1,499	*	Orion Marine Group, Inc	18
4,025		Oshkosh Truck Corp	203
5,451	*	Owens Corning, Inc	222
15,835		Paccar, Inc	937
5,093		Pall Corp	435
6,691		Parker Hannifin Corp	861
205	*	Patrick Industries, Inc	6
8,955		Pentair Ltd	695
1,399	*	Perini Corp	37
1,472	*	Pgt, Inc	15
1,025	*	Pike Electric Corp	11
738	*,e	Ply Gem Holdings, Inc	13
762	*	PMFG, Inc	7
2,131	*,e	Polypore International, Inc	83
208		Powell Industries, Inc	14
751	*	PowerSecure International, Inc	13
6,600		Precision Castparts Corp	1,777
96		Preformed Line Products Co	7
1,410		Primoris Services Corp	44
776	*,e	Proto Labs, Inc	55
1,720		Quanex Building Products Corp	34
9,586	*	Quanta Services, Inc	302
1,726		Raven Industries, Inc	71
14,593		Raytheon Co	1,324
1,025	*	RBC Bearings, Inc	72

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,981		Regal-Beloit Corp	$146
1,359	*,e	Revolution Lighting Technologies, Inc	5
1,385	*	Rexnord Corp	37
6,397		Rockwell Automation, Inc	756
5,892		Rockwell Collins, Inc	436
4,430		Roper Industries, Inc	614
1,703	*	Rush Enterprises, Inc (Class A)	50
1,742		Simpson Manufacturing Co, Inc	64
2,633		Snap-On, Inc	288
988	*	SolarCity Corp	56
460	*	Sparton Corp	13
5,621	*	Spirit Aerosystems Holdings, Inc (Class A)	192
2,145		SPX Corp	214
616		Standex International Corp	39
7,170		Stanley Works	579
701	*	Sterling Construction Co, Inc	8
1,027		Sun Hydraulics Corp	42
1,327	e	TAL International Group, Inc	76
1,988	*	Taser International, Inc	32
346	*	Tecumseh Products Co (Class A)	3
1,716	*	Teledyne Technologies, Inc	158
851		Tennant Co	58
4,925		Terex Corp	207
967	e	Textainer Group Holdings Ltd	39
12,735		Textron, Inc	468
262	*	The ExOne Company	16
728	*	Thermon Group Holdings	20
3,958		Timken Co	218
2,439	e	Titan International, Inc	44
784	*,e	Titan Machinery, Inc	14
2,682		Toro Co	171
2,397		TransDigm Group, Inc	386
714	*	Trex Co, Inc	57
1,827	*	Trimas Corp	73
3,579		Trinity Industries, Inc	195
2,423		Triumph Group, Inc	184
370		Twin Disc, Inc	10
4,317	*,e	United Rentals, Inc	336
41,294		United Technologies Corp	4,699
979		Universal Forest Products, Inc	51
3,259		URS Corp	173
3,497	*	USG Corp	99
1,217		Valmont Industries, Inc	181
1,023	*	Vicor Corp	14
2,645		W.W. Grainger, Inc	676
3,136	*	Wabash National Corp	39
2,676	*	WABCO Holdings, Inc	250
1,168		Watsco, Inc	112
1,120		Watts Water Technologies, Inc (Class A)	69
2,122	*,e	WESCO International, Inc	193
4,484		Westinghouse Air Brake Technologies Corp	333
3,144		Woodward Governor Co	143
502	*	Xerium Technologies, Inc	8
8,479		Xylem, Inc	293

		TOTAL CAPITAL GOODS	80,470

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
2,600		ABM Industries, Inc	74
2,247	e	Acacia Research (Acacia Technologies)	33
5,555	*	ACCO Brands Corp	37
828	e	Acorn Energy, Inc	3
1,016		Administaff, Inc	37
10,016		ADT Corp	405
1,661	*	Advisory Board Co	106
928		American Ecology Corp	35
2,166	*	ARC Document Solutions, Inc	18
383		Barrett Business Services, Inc	36
2,034		Brink’s Co	69
1,375	*	Casella Waste Systems, Inc (Class A)	8
2,526	*	CBIZ, Inc	23

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

669		CDI Corp	$12
461	e	Ceco Environmental Corp	7
3,345	*,e	Cenveo, Inc	12
4,401		Cintas Corp	262
2,765	*	Clean Harbors, Inc	166
334	*	Consolidated Graphics, Inc	23
5,046	*	Copart, Inc	185
1,551		Corporate Executive Board Co	120
5,298		Corrections Corp of America	170
594		Courier Corp	11
4,991		Covanta Holding Corp	89
555	*	CRA International, Inc	11
2,340		Deluxe Corp	122
1,730		Dun & Bradstreet Corp	212
1,037	*	EnerNOC, Inc	18
1,357		Ennis, Inc	24
5,519		Equifax, Inc	381
641		Exponent, Inc	50
419	*	Franklin Covey Co	8
1,633	*	FTI Consulting, Inc	67
916		G & K Services, Inc (Class A)	57
3,325		Geo Group, Inc	107
645	*	GP Strategies Corp	19
3,373		Healthcare Services Group	96
943		Heidrick & Struggles International, Inc	19
218	*	Heritage-Crystal Clean, Inc	4
2,682		Herman Miller, Inc	79
2,154		HNI Corp	84
884	*	Huron Consulting Group, Inc	55
892	*	ICF International, Inc	31
7,377	*	ICO Global Communications Holdings Ltd	15
2,874	*	IHS, Inc (Class A)	344
1,756	*	Innerworkings, Inc	14
2,666		Interface, Inc	59
462		Intersections, Inc	4
7,789		Iron Mountain, Inc	236
3,363		KAR Auction Services, Inc	99
1,394		Kelly Services, Inc (Class A)	35
1,380		Kforce, Inc	28
1,737		Kimball International, Inc (Class B)	26
2,203		Knoll, Inc	40
2,239	*	Korn/Ferry International	59
3,533		Manpower, Inc	303
1,316		McGrath RentCorp	52
1,290		Mine Safety Appliances Co	66
757	*	Mistras Group, Inc	16
1,712	*	Mobile Mini, Inc	71
514		Multi-Color Corp	19
1,783	*	Navigant Consulting, Inc	34
9,711		Nielsen Holdings NV	446
563		NL Industries, Inc	6
3,322	*,e	Odyssey Marine Exploration, Inc	7
2,101	*	On Assignment, Inc	73
931	*	Performant Financial Corp	10
9,167		Pitney Bowes, Inc	214
891	e	Quad	24
8,306	e	R.R. Donnelley & Sons Co	168
11,681		Republic Services, Inc	388
1,664		Resources Connection, Inc	24
6,518		Robert Half International, Inc	274
2,327		Rollins, Inc	71
1,472	*	RPX Corp	25
585		Schawk, Inc (Class A)	9
672	*	SP Plus Corp	18
3,734		Steelcase, Inc (Class A)	59
3,824	*	Stericycle, Inc	444
5,437	*,e	Swisher Hygiene, Inc	3
946	*	Team, Inc	40
3,077	*	Tetra Tech, Inc	86
2,980	*	Towers Watson & Co	380
896	*	TRC Cos, Inc	6
1,954	*	TrueBlue, Inc	50

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

514		Unifirst Corp	$55
1,860		United Stationers, Inc	85
6,929	*	Verisk Analytics, Inc	455
1,084		Viad Corp	30
205		VSE Corp	10
1,134	*	WageWorks, Inc	67
5,657		Waste Connections, Inc	247
20,722		Waste Management, Inc	930
921		West Corp	24

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	9,633

CONSUMER DURABLES & APPAREL - 1.6%
653		Arctic Cat, Inc	37
562		Bassett Furniture Industries, Inc	9
970	*,e	Beazer Homes USA, Inc	24
715	*,e	Black Diamond, Inc	10
499	e	Blyth, Inc	5
4,339		Brunswick Corp	200
3,430		Callaway Golf Co	29
2,448		Carter’s, Inc	176
379	*	Cavco Industries, Inc	26
12,872		Coach, Inc	722
562		Columbia Sportswear Co	44
508	*	Costa, Inc	11
4,050	*	CROCS, Inc	64
269		CSS Industries, Inc	8
222		Culp, Inc	5
1,570	*	Deckers Outdoor Corp	133
12,912	*	DR Horton, Inc	288
1,299	e	Ethan Allen Interiors, Inc	40
462	*	EveryWare Global, Inc	4
5,284	*	Fifth & Pacific Cos, Inc	169
59		Flexsteel Industries, Inc	2
2,354	*	Fossil Group, Inc	282
5,292	e	Garmin Ltd	245
811	*	G-III Apparel Group Ltd	60
4,488		Hanesbrands, Inc	315
3,112		Harman International Industries, Inc	255
5,210		Hasbro, Inc	287
1,486	*	Helen of Troy Ltd	74
500		Hooker Furniture Corp	8
4,761	*,e	Hovnanian Enterprises, Inc (Class A)	32
2,610	*	Iconix Brand Group, Inc	104
1,204	*	iRobot Corp	42
816	e	Jakks Pacific, Inc	5
5,152	*	Jarden Corp	316
232		Johnson Outdoors, Inc	6
4,415		Jones Apparel Group, Inc	66
3,831	e	KB Home	70
2,552		La-Z-Boy, Inc	79
2,910	*,e	Leapfrog Enterprises, Inc	23
6,635		Leggett & Platt, Inc	205
7,572	e	Lennar Corp (Class A)	300
847	*	Libbey, Inc	18
362		Lifetime Brands, Inc	6
862	*	M/I Homes, Inc	22
441		Marine Products Corp	4
15,447		Mattel, Inc	735
1,887	*	MDC Holdings, Inc	61
1,657	*	Meritage Homes Corp	80
9,194	*	Michael Kors Holdings Ltd	746
2,729	*	Mohawk Industries, Inc	406
817		Movado Group, Inc	36
271		Nacco Industries, Inc (Class A)	17
1,389	*	Nautilus, Inc	12
12,450		Newell Rubbermaid, Inc	403
31,710		Nike, Inc (Class B)	2,494
203	*	NVR, Inc	208
621		Oxford Industries, Inc	50
546	*	Perry Ellis International, Inc	9
3,714		Phillips-Van Heusen Corp	505
2,930		Polaris Industries, Inc	427
2,133		Pool Corp	124
17,365		Pulte Homes, Inc	354
6,076	*	Quiksilver, Inc	53

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,659		Ralph Lauren Corp	$469
444		RG Barry Corp	9
2,334		Ryland Group, Inc	101
1,898	*	Skechers U.S.A., Inc (Class A)	63
796	*	Skullcandy, Inc	6
2,979	*,e	Smith & Wesson Holding Corp	40
6,786	*	Standard-Pacific Corp	61
2,682	*	Steven Madden Ltd	98
887	e	Sturm Ruger & Co, Inc	65
995	*	Taylor Morrison Home Corp	22
2,758	*	Tempur-Pedic International, Inc	149
7,450	*	Toll Brothers, Inc	276
650	*	TRI Pointe Homes, Inc	13
2,191	*	Tumi Holdings, Inc	49
2,427		Tupperware Corp	229
3,832	*	Under Armour, Inc (Class A)	335
700	*	Unifi, Inc	19
787	*	Universal Electronics, Inc	30
1,001	*,e	Vera Bradley, Inc	24
15,728		VF Corp	980
820	*	Vince Holding Corp	25
378		Weyco Group, Inc	11
3,614		Whirlpool Corp	567
638	*	William Lyon Homes, Inc	14
4,604		Wolverine World Wide, Inc	156
1,005	*,e	Zagg, Inc	4

		TOTAL CONSUMER DURABLES & APPAREL	15,365

CONSUMER SERVICES - 2.2%
1,093	*	AFC Enterprises	42
812	*	American Public Education, Inc	35
4,416	*	Apollo Group, Inc (Class A)	121
692	*	Ascent Media Corp (Series A)	59
1,860	*	Bally Technologies, Inc	146
1,195	*	BJ’s Restaurants, Inc	37
2,531	*	Bloomin’ Brands, Inc	61
1,276		Bob Evans Farms, Inc	65
2,708	*	Boyd Gaming Corp	31
987	*	Bravo Brio Restaurant Group, Inc	16
877	*	Bridgepoint Education, Inc	16
512	*	Bright Horizons Family Solutions	19
3,240		Brinker International, Inc	150
859	*	Buffalo Wild Wings, Inc	126
3,570		Burger King Worldwide, Inc	82
1,990	*	Caesars Entertainment Corp	43
428	*	Capella Education Co	28
3,103	*	Career Education Corp	18
18,999		Carnival Corp	763
741		Carriage Services, Inc	14
620	*	Carrols Restaurant Group, Inc	4
749		CBRL Group, Inc	82
793		CEC Entertainment, Inc	35
2,494		Cheesecake Factory	120
1,395	*	Chipotle Mexican Grill, Inc (Class A)	743
1,471	e	Choice Hotels International, Inc	72
533	*	Churchill Downs, Inc	48
751	*	Chuy’s Holdings, Inc	27
770	*	ClubCorp Holdings, Inc	14
4,659	*,e	Corinthian Colleges, Inc	8
5,864		Darden Restaurants, Inc	319
550	*	Del Frisco’s Restaurant Group, Inc	13
4,746	*	Denny’s Corp	34
2,747		DeVry, Inc	98
690	*	Diamond Resorts International, Inc	13
740		DineEquity, Inc	62
495	*	Diversified Restaurant Holdings, Inc	2
2,534		Domino’s Pizza, Inc	177
4,115		Dunkin Brands Group, Inc	198
1,176	*,e	Education Management Corp	12
289		Einstein Noah Restaurant Group, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

694	*	Fiesta Restaurant Group, Inc	$36
170	*	Graham Holdings Co	113
2,029	*	Grand Canyon Education, Inc	88
12,810		H&R Block, Inc	372
2,578		Hillenbrand, Inc	76
870	*	Houghton Mifflin Harcourt Co	15
2,039	*	Hyatt Hotels Corp	101
309	*,e	Ignite Restaurant Group, Inc	4
11,921		International Game Technology	217
903		International Speedway Corp (Class A)	32
1,901		Interval Leisure Group, Inc	59
1,142	*	Isle of Capri Casinos, Inc	10
997	*,e	ITT Educational Services, Inc	33
2,033	*	Jack in the Box, Inc	102
649	*	Jamba, Inc	8
203	*	JTH Holding, Inc	5
1,265	*,e	K12, Inc	28
2,917	*	Krispy Kreme Doughnuts, Inc	56
17,532		Las Vegas Sands Corp	1,383
1,963	*,e	Life Time Fitness, Inc	92
2,787	*	LifeLock, Inc	46
870		Lincoln Educational Services Corp	4
977	*	Luby’s, Inc	8
638		Mac-Gray Corp	14
840		Marcus Corp	11
10,662		Marriott International, Inc (Class A)	526
1,390	*	Marriott Vacations Worldwide Corp	73
1,275		Matthews International Corp (Class A)	54
45,335		McDonald’s Corp	4,399
16,424	*	MGM Mirage	386
388	*	Monarch Casino & Resort, Inc	8
1,158	*	Morgans Hotel Group Co	9
1,276	*	Multimedia Games, Inc	40
400	*,e	Noodles & Co	14
1,315	*	Norwegian Cruise Line Holdings Ltd	47
4,377	*	Orient-Express Hotels Ltd (Class A)	66
1,258	*	Panera Bread Co (Class A)	222
1,434		Papa John’s International, Inc	65
3,077	*	Penn National Gaming, Inc	44
3,229	*	Pinnacle Entertainment, Inc	84
666	*	Red Robin Gourmet Burgers, Inc	49
2,200		Regis Corp	32
7,441		Royal Caribbean Cruises Ltd	353
3,070	*	Ruby Tuesday, Inc	21
1,588		Ruth’s Chris Steak House, Inc	23
1,968	*	Scientific Games Corp (Class A)	33
1,315		SeaWorld Entertainment, Inc	38
9,704		Service Corp International	176
3,014		Six Flags Entertainment Corp	111
2,451	*	Sonic Corp	50
3,133		Sotheby’s (Class A)	167
581		Speedway Motorsports, Inc	12
33,807		Starbucks Corp	2,650
8,903		Starwood Hotels & Resorts Worldwide, Inc	707
70	*	Steak N Shake Co	35
636	*	Steiner Leisure Ltd	31
491	*	Strayer Education, Inc	17
2,872		Texas Roadhouse, Inc (Class A)	80
1,064		Town Sports International Holdings, Inc	16
1,028		Universal Technical Institute, Inc	14
1,645		Vail Resorts, Inc	124
1,296		Weight Watchers International, Inc	43
13,002	e	Wendy’s	113
5,864		Wyndham Worldwide Corp	432
3,694		Wynn Resorts Ltd	717
20,593		Yum! Brands, Inc	1,557

		TOTAL CONSUMER SERVICES	20,508

DIVERSIFIED FINANCIALS - 6.7%
2,494	*	Affiliated Managers Group, Inc	541
13,711	*	American Capital Ltd	214

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

43,012		American Express Co	$3,902
9,040		Ameriprise Financial, Inc	1,040
10,246		Apollo Investment Corp	87
10,764		Ares Capital Corp	191
584		Artisan Partners Asset Management, Inc	38
487,998		Bank of America Corp	7,598
51,797		Bank of New York Mellon Corp	1,810
4,832		BGC Partners, Inc (Class A)	29
3,423		BlackRock Kelso Capital Corp	32
5,864		BlackRock, Inc	1,856
1,288		Calamos Asset Management, Inc (Class A)	15
26,086		Capital One Financial Corp	1,998
588		Capital Southwest Corp	20
1,340	e	Cash America International, Inc	51
3,943		CBOE Holdings, Inc	205
49,849		Charles Schwab Corp	1,296
137,330		Citigroup, Inc	7,156
14,510		CME Group, Inc	1,138
1,086	e	Cohen & Steers, Inc	44
594	*	Consumer Portfolio Services, Inc	6
5,330	*	Cowen Group, Inc	21
296	*	Credit Acceptance Corp	38
118		Diamond Hill Investment Group, Inc	14
22,136		Discover Financial Services	1,239
1,850	*	Dollar Financial Corp	21
12,938	*	E*Trade Financial Corp	254
5,610		Eaton Vance Corp	240
1,165	*	Encore Capital Group, Inc	59
1,394		Evercore Partners, Inc (Class A)	83
2,322	*	Ezcorp, Inc (Class A)	27
673	*	FBR & Co	18
4,555	e	Federated Investors, Inc (Class B)	131
451	e	Fidus Investment Corp	10
5,533		Fifth Street Finance Corp	51
2,248		Financial Engines, Inc	156
1,340	*	First Cash Financial Services, Inc	83
374	*	First Marblehead Corp	3
374		Firsthand Technology Value Fund, Inc	9
18,406		Franklin Resources, Inc	1,063
727		Friedman Billings Ramsey Group, Inc (Class A)	19
1,682	e	FXCM, Inc	30
349		GAMCO Investors, Inc (Class A)	30
271		Garrison Capital, Inc	4
3,928		GFI Group, Inc	15
1,256		Gladstone Capital Corp	12
1,326		Gladstone Investment Corp	11
20,723		Goldman Sachs Group, Inc	3,673
674	e	Golub Capital BDC, Inc	13
1,122	*	Green Dot Corp	28
1,492		Greenhill & Co, Inc	86
918	*,e	GSV Capital Corp	11
2,227	e	Hercules Technology Growth Capital, Inc	37
1,489	*	HFF, Inc (Class A)	40
369		Horizon Technology Finance Corp	5
820	*	Imperial Holdings, Inc	5
3,210		ING US, Inc	113
2,025		Interactive Brokers Group, Inc (Class A)	49
5,141		IntercontinentalExchange Group, Inc	1,156
675	*	International Assets Holding Corp	13
1,945	*	Internet Capital Group, Inc	36
19,518		Invesco Ltd	710
1,857	*	Investment Technology Group, Inc	38
29,172	e	iShares Russell 3000 Index Fund	3,228
6,720		Janus Capital Group, Inc	83
822		JMP Group, Inc	6
171,060		JPMorgan Chase & Co	10,004
1,010	e	KCAP Financial, Inc	8
1,997	*	KCG Holdings, Inc	24
5,033	*	Ladenburg Thalmann Financial Services, Inc	16
5,874		Lazard Ltd (Class A)	266

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,079		Legg Mason, Inc	$221
12,769		Leucadia National Corp	362
2,588		LPL Financial Holdings, Inc	122
1,604		Main Street Capital Corp	52
671		Manning & Napier, Inc	12
1,771		MarketAxess Holdings, Inc	118
418		Marlin Business Services Corp	11
3,668		MCG Capital Corp	16
872		Medallion Financial Corp	13
594		Medley Capital Corp	8
8,690		Moody’s Corp	682
68,866		Morgan Stanley	2,160
5,496	*	MSCI, Inc (Class A)	240
1,094		MVC Capital, Inc	15
5,098		Nasdaq Stock Market, Inc	203
1,077		Nelnet, Inc (Class A)	45
581		New Mountain Finance Corp	9
959	*	NewStar Financial, Inc	17
1,181		NGP Capital Resources Co	9
489		Nicholas Financial, Inc	8
10,689		Northern Trust Corp	662
448		Oppenheimer Holdings, Inc	11
455		PennantPark Floating Rate Capital Ltd	6
3,016		PennantPark Investment Corp	35
2,595	*	PHH Corp	63
1,198	*	Pico Holdings, Inc	28
935	*	Piper Jaffray Cos	37
2,236	*	Portfolio Recovery Associates, Inc	118
11,137	e	Prospect Capital Corp	125
5,235		Raymond James Financial, Inc	273
231	*	Regional Management Corp	8
606		Resource America, Inc (Class A)	6
1,299	*	Safeguard Scientifics, Inc	26
6,909		SEI Investments Co	240
20,350		SLM Corp	535
2,044		Solar Capital Ltd	46
375		Solar Senior Capital Ltd	7
1,210	*	Springleaf Holdings, Inc	31
20,568		State Street Corp	1,509
537		Stellus Capital Investment Corp	8
3,142	*	Stifel Financial Corp	151
1,726	*	SWS Group, Inc	10
11,638		T Rowe Price Group, Inc	975
1,198		TCP Capital Corp	20
10,647		TD Ameritrade Holding Corp	326
1,197		THL Credit, Inc	20
2,416	e	TICC Capital Corp	25
1,314		Triangle Capital Corp	36
265	*	Virtus Investment Partners, Inc	53
4,202		Waddell & Reed Financial, Inc (Class A)	274
1,683	*	Walter Investment Management Corp	60
322		Westwood Holdings Group, Inc	20
321		WhiteHorse Finance, Inc	5
4,611	*	WisdomTree Investments, Inc	82
501	*,e	World Acceptance Corp	44

		TOTAL DIVERSIFIED FINANCIALS	62,754

ENERGY - 9.2%
4,200	*	Abraxas Petroleum Corp	14
99		Adams Resources & Energy, Inc	7
783		Alon USA Energy, Inc	13
9,079	*	Alpha Natural Resources, Inc	65
885	*,e	Amyris Biotechnologies, Inc	5
22,694		Anadarko Petroleum Corp	1,800
1,540	*	Antero Resources Corp	98
17,660		Apache Corp	1,518
460	*	APCO Argentina, Inc	7
1,605	*,e	Approach Resources, Inc	31
9,903	e	Arch Coal, Inc	44
610	*	Athlon Energy, Inc	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,622	*	Atwood Oceanics, Inc	$140
19,847		Baker Hughes, Inc	1,097
1,205	*	Basic Energy Services, Inc	19
2,221	*,e	Bill Barrett Corp	59
411		Bolt Technology Corp	9
1,110	*	Bonanza Creek Energy, Inc	48
4,811	*,e	BPZ Energy, Inc	9
1,671		Bristow Group, Inc	125
2,159	*,e	C&J Energy Services, Inc	50
19,304		Cabot Oil & Gas Corp	748
4,578	*,e	Cal Dive International, Inc	9
1,294	*	Callon Petroleum Co	8
11,092	*	Cameron International Corp	660
905	e	CARBO Ceramics, Inc	105
1,963	*	Carrizo Oil & Gas, Inc	88
10,928	*	Cheniere Energy, Inc	471
26,550		Chesapeake Energy Corp	721
87,257		Chevron Corp	10,899
3,956		Cimarex Energy Co	415
36	*	Clayton Williams Energy, Inc	3
3,211	*,e	Clean Energy Fuels Corp	41
2,429	*	Cloud Peak Energy, Inc	44
12,599	*	Cobalt International Energy, Inc	207
2,095		Comstock Resources, Inc	38
4,798	*	Concho Resources, Inc	518
55,119		ConocoPhillips	3,894
10,477		Consol Energy, Inc	399
670	*	Contango Oil & Gas Co	32
1,956	*,e	Continental Resources, Inc	220
2,304		Crosstex Energy, Inc	83
762		CVR Energy, Inc	33
378	*	Dawson Geophysical Co	13
1,604		Delek US Holdings, Inc	55
17,082	*	Denbury Resources, Inc	281
18,228		Devon Energy Corp	1,128
3,060		Diamond Offshore Drilling, Inc	174
810	*	Diamondback Energy, Inc	43
3,226	*	Dresser-Rand Group, Inc	192
1,710	*	Dril-Quip, Inc	188
1,677	*	Emerald Oil, Inc	13
1,867	*,e	Endeavour International Corp	10
3,245		Energen Corp	230
3,651		Energy XXI Bermuda Ltd	99
12,309		EOG Resources, Inc	2,066
1,505	*	EPL Oil & Gas, Inc	43
619		Equal Energy Ltd	3
6,817		Equitable Resources, Inc	612
891	*	Era Group, Inc	27
668		Evolution Petroleum Corp	8
5,972	e	EXCO Resources, Inc	32
2,632	*	Exterran Holdings, Inc	90
200,627	d	Exxon Mobil Corp	20,304
10,858	*	FMC Technologies, Inc	567
5,689	*,e	Forest Oil Corp	21
1,662	*	Forum Energy Technologies, Inc	47
1,860		Frank’s International NV	50
2,722	*,e	Frontline Ltd	10
2,612	*,e	FX Energy, Inc	10
1,114		GasLog Ltd	19
2,282	*	Gastar Exploration Ltd	16
626	*	Geospace Technologies Corp	59
933	*,e	Global Geophysical Services, Inc	1
2,014	e	Golar LNG Ltd	73
1,342	*,e	Goodrich Petroleum Corp	23
827	e	Green Plains Renewable Energy, Inc	16
727		Gulf Island Fabrication, Inc	17
1,158		Gulfmark Offshore, Inc	55
3,550	*	Gulfport Energy Corp	224
9,527	*,e	Halcon Resources Corp	37
38,047		Halliburton Co	1,931
4,809	*	Helix Energy Solutions Group, Inc	111

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,343		Helmerich & Payne, Inc	$365
6,596	*	Hercules Offshore, Inc	43
13,796		Hess Corp	1,145
9,293		Holly Corp	462
1,645	*	Hornbeck Offshore Services, Inc	81
6,522	*	ION Geophysical Corp	22
61	*	Isramco, Inc	8
6,174	*	Key Energy Services, Inc	49
30,324		Kinder Morgan, Inc	1,092
1,322	*,e	KiOR, Inc (Class A)	2
1,036		Knightsbridge Tankers Ltd	10
10,366	*	Kodiak Oil & Gas Corp	116
4,626	*	Kosmos Energy LLC	52
1,355	*,e,m	L&L Energy, Inc	2
1,792	*	Laredo Petroleum Holdings, Inc	50
7,113	*,e	Magnum Hunter Resources Corp	52
31,483		Marathon Oil Corp	1,111
13,683		Marathon Petroleum Corp	1,255
2,194	*	Matador Resources Co	41
1,193	*	Matrix Service Co	29
10,797	*,e	McDermott International, Inc	99
1,188	*,e	Midstates Petroleum Co, Inc	8
738	*	Miller Petroleum, Inc	5
507	*	Mitcham Industries, Inc	9
8,514		Murphy Oil Corp	552
13,473		Nabors Industries Ltd	229
19,267		National Oilwell Varco, Inc	1,532
561	*	Natural Gas Services Group, Inc	15
5,911	*	Newfield Exploration Co	146
3,910	*	Newpark Resources, Inc	48
16,179		Noble Energy, Inc	1,102
2,356	e	Nordic American Tanker Shipping	23
3,091	*,e	Northern Oil And Gas, Inc	47
645	*,e	Nuverra Environmental Solutions, Inc	11
4,276	*	Oasis Petroleum, Inc	201
36,264		Occidental Petroleum Corp	3,449
4,894		Oceaneering International, Inc	386
2,517	*	Oil States International, Inc	256
324		Panhandle Oil and Gas, Inc (Class A)	11
5,410	*	Parker Drilling Co	44
6,713		Patterson-UTI Energy, Inc	170
1,108	e	PBF Energy, Inc	35
1,390	*	PDC Energy, Inc	74
12,370		Peabody Energy Corp	242
2,491	*	Penn Virginia Corp	23
2,768	*	Petroquest Energy, Inc	12
620	*	PHI, Inc	27
27,860		Phillips 66	2,149
2,681	*	Pioneer Energy Services Corp	21
6,188		Pioneer Natural Resources Co	1,139
8,195		Questar Market Resources, Inc	251
5,806	*,e	Quicksilver Resources, Inc	18
7,467		Range Resources Corp	630
970	*	Renewable Energy Group, Inc	11
3,121	*,e	Resolute Energy Corp	28
2,049	*	Rex Energy Corp	40
303	*	Rex Stores Corp	14
611	*	RigNet, Inc	29
2,586	*	Rosetta Resources, Inc	124
5,786	*	Rowan Cos plc	205
3,162	e	RPC, Inc	56
1,290	*,e	Sanchez Energy Corp	32
22,601	*,e	SandRidge Energy, Inc	137
59,751		Schlumberger Ltd	5,384
7,391		Scorpio Tankers, Inc	87
891	*	SEACOR Holdings, Inc	81
16,184	e	Seadrill Ltd	665
2,014		SemGroup Corp	131
2,365	e	Ship Finance International Ltd	39
2,191	*,e	Solazyme, Inc	24
16,101	*	Southwestern Energy Co	633

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

29,771		Spectra Energy Corp	$1,060
2,953		St. Mary Land & Exploration Co	245
2,334	*	Stone Energy Corp	81
7,302	*	Superior Energy Services	194
2,133	*,e	Swift Energy Co	29
1,789	*	Synergy Resources Corp	17
1,406		Targa Resources Investments, Inc	124
1,746		Teekay Corp	84
2,124	e	Teekay Tankers Ltd (Class A)	8
790	*	Tesco Corp	16
6,251		Tesoro Corp	366
3,896	*	Tetra Technologies, Inc	48
732	*	TGC Industries, Inc	5
2,198		Tidewater, Inc	130
2,211	*	Triangle Petroleum Corp	18
7,062	*,e	Ultra Petroleum Corp	153
2,246	*	Unit Corp	116
2,636	*,e	Uranium Energy Corp	5
5,684	*,e	Ur-Energy, Inc	8
2,578	*	Vaalco Energy, Inc	18
24,520		Valero Energy Corp	1,236
9,477	*,e	Vantage Drilling Co	17
1,693		W&T Offshore, Inc	27
3,436	*	Warren Resources, Inc	11
2,492	e	Western Refining, Inc	106
510	*	Westmoreland Coal Co	10
5,396	*	Whiting Petroleum Corp	334
2,126	*	Willbros Group, Inc	20
30,786		Williams Cos, Inc	1,187
3,501	e	World Fuel Services Corp	151
9,159	*	WPX Energy, Inc	187
1,256	*,e	ZaZa Energy Corp	1

		TOTAL ENERGY	86,393

FOOD & STAPLES RETAILING - 2.0%
856		Andersons, Inc	76
66		Arden Group, Inc (Class A)	8
1,705		Casey’s General Stores, Inc	120
521	*	Chefs’ Warehouse Holdings, Inc	15
19,700		Costco Wholesale Corp	2,345
55,115		CVS Corp	3,945
715	*,e	Fairway Group Holdings Corp	13
1,879	*	Fresh Market, Inc	76
1,944		Harris Teeter Supermarkets, Inc	96
700		Ingles Markets, Inc (Class A)	19
23,292		Kroger Co	921
345	*,e	Natural Grocers by Vitamin C	15
1,214	*	Pantry, Inc	20
882		Pricesmart, Inc	102
33,174	*	Rite Aid Corp	168
1,140	e	Roundy’s, Inc	11
10,909		Safeway, Inc	355
1,809		Spartan Stores, Inc	44
760	*	Sprouts Farmers Market, Inc	29
9,250	*,e	Supervalu, Inc	67
831	*	Susser Holdings Corp	54
27,176		Sysco Corp	981
2,264	*	United Natural Foods, Inc	171
292		Village Super Market (Class A)	9
42,425		Walgreen Co	2,437
72,948		Wal-Mart Stores, Inc	5,740
145		Weis Markets, Inc	8
16,616		Whole Foods Market, Inc	961

		TOTAL FOOD & STAPLES RETAILING	18,806

FOOD, BEVERAGE & TOBACCO - 4.6%
136		Alico, Inc	5
3,943	*	Alliance One International, Inc	12
90,097		Altria Group, Inc	3,459

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

443	*,e	Annie’s, Inc	$19
29,630		Archer Daniels Midland Co	1,286
2,348		B&G Foods, Inc (Class A)	80
7,013		Beam, Inc	477
387	*	Boston Beer Co, Inc (Class A)	94
2,588	*	Boulder Brands, Inc	41
6,581		Brown-Forman Corp (Class B)	497
6,740		Bunge Ltd	553
555	e	Calavo Growers, Inc	17
682		Cal-Maine Foods, Inc	41
8,041	e	Campbell Soup Co	348
2,584	*	Chiquita Brands International, Inc	30
263		Coca-Cola Bottling Co Consolidated	19
172,014		Coca-Cola Co	7,106
12,555		Coca-Cola Enterprises, Inc	554
19,097		ConAgra Foods, Inc	644
6,907	*	Constellation Brands, Inc (Class A)	486
5,403	*	Darling International, Inc	113
4,379	*	Dean Foods Co	75
1,154	*	Diamond Foods, Inc	30
9,345		Dr Pepper Snapple Group, Inc	455
288	*	Farmer Bros Co	7
7,843		Flowers Foods, Inc	168
1,850		Fresh Del Monte Produce, Inc	52
28,811		General Mills, Inc	1,438
6,766	*,e	Green Mountain Coffee Roasters, Inc	511
149		Griffin Land & Nurseries, Inc (Class A)	5
1,798	*	Hain Celestial Group, Inc	163
6,867		Hershey Co	668
5,722		Hillshire Brands Co	191
6,132		Hormel Foods Corp	277
3,512		Ingredion, Inc	241
599		J&J Snack Foods Corp	53
4,911		J.M. Smucker Co	509
368		John B. Sanfilippo & Son, Inc	9
11,570		Kellogg Co	707
26,895		Kraft Foods Group, Inc	1,450
818		Lancaster Colony Corp	72
2,170		Lance, Inc	62
179	e	Lifeway Foods, Inc	3
443		Limoneira Co	12
17,289		Lorillard, Inc	876
5,953		McCormick & Co, Inc	410
9,276		Mead Johnson Nutrition Co	777
5,964		Molson Coors Brewing Co (Class B)	335
80,201		Mondelez International, Inc	2,831
6,076	*	Monster Beverage Corp	412
621	*	National Beverage Corp	13
996	*	Omega Protein Corp	12
69,947		PepsiCo, Inc	5,801
73,542		Philip Morris International, Inc	6,408
2,936	*	Pilgrim’s Pride Corp	48
1,527		Pinnacle Foods, Inc	42
1,328	*	Post Holdings, Inc	65
13,920		Reynolds American, Inc	696
1,050		Sanderson Farms, Inc	76
13	*	Seaboard Corp	36
365	*	Seneca Foods Corp	12
889	*	Synutra International, Inc	8
906	e	Tootsie Roll Industries, Inc	30
1,662	*	TreeHouse Foods, Inc	115
12,816		Tyson Foods, Inc (Class A)	429
1,067	e	Universal Corp	58
2,770	e	Vector Group Ltd	45
5,778	*	WhiteWave Foods Co (Class A)	133

		TOTAL FOOD, BEVERAGE & TOBACCO	42,707

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
1,018	*	Abaxis, Inc	41
70,043		Abbott Laboratories	2,685
1,811	*	Abiomed, Inc	48
1,625	*	Acadia Healthcare Co, Inc	77

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,682	*	Accretive Health, Inc	$25
3,073	*,e	Accuray, Inc	27
255	*	Addus HomeCare Corp	6
17,082		Aetna, Inc	1,172
1,872	*	Air Methods Corp	109
3,481	*	Align Technology, Inc	199
253	*	Alliance HealthCare Services, Inc	6
8,310	*	Allscripts Healthcare Solutions, Inc	128
380	*	Almost Family, Inc	12
2,729	*	Alphatec Holdings, Inc	5
1,533	*	Amedisys, Inc	22
10,460		AmerisourceBergen Corp	735
2,008	*	AMN Healthcare Services, Inc	30
1,528	*	Amsurg Corp	70
558		Analogic Corp	49
1,310	*	Angiodynamics, Inc	23
566	*	Anika Therapeutics, Inc	22
5,177	*,e	Antares Pharma, Inc	23
1,336	*	Arthrocare Corp	54
1,587	*,e	athenahealth, Inc	213
716	*	AtriCure, Inc	13
86		Atrion Corp	25
3,641		Bard (C.R.), Inc	488
24,181		Baxter International, Inc	1,682
8,722		Becton Dickinson & Co	964
1,372	*,e	Biolase Technology, Inc	4
1,119	*,e	Bio-Reference Labs, Inc	29
2,663	*	BioScrip, Inc	20
61,768	*	Boston Scientific Corp	742
4,539	*	Brookdale Senior Living, Inc	123
1,599		Cantel Medical Corp	54
1,396	*	Capital Senior Living Corp	33
15,321		Cardinal Health, Inc	1,024
977	*	Cardiovascular Systems, Inc	34
10,058	*	CareFusion Corp	401
9,620	*	Catamaran Corp	457
2,518	*	Centene Corp	148
13,278	*	Cerner Corp	740
3,181	*,e	Cerus Corp	21
859	e	Chemed Corp	66
671	*	Chindex International, Inc	12
12,823		Cigna Corp	1,122
4,283	*	Community Health Systems, Inc	168
590		Computer Programs & Systems, Inc	36
1,595		Conmed Corp	68
2,129		Cooper Cos, Inc	264
514	*	Corvel Corp	24
21,201		Covidien plc	1,444
1,273	*	Cross Country Healthcare, Inc	13
1,413		CryoLife, Inc	16
640	*	Cutera, Inc	7
1,243	*	Cyberonics, Inc	81
796	*	Cynosure, Inc (Class A)	21
8,432	*	DaVita, Inc	534
6,571		Dentsply International, Inc	319
611	*	Derma Sciences, Inc	7
3,382	*	DexCom, Inc	120
5,364	*	Edwards Lifesciences Corp	353
1,829	*	Emeritus Corp	40
2,887	*	Endologix, Inc	50
895		Ensign Group, Inc	40
1,860	*	Envision Healthcare Holdings, Inc	66
408	*	Exactech, Inc	10
1,376	*	ExamWorks Group, Inc	41
37,008	*	Express Scripts Holding Co	2,599
1,637	*	Five Star Quality Care, Inc	9
1,359	*	GenMark Diagnostics, Inc	18
1,497	*	Gentiva Health Services, Inc	19
1,923	*	Globus Medical, Inc	39
1,091	*	Greatbatch, Inc	48
2,338	*	Haemonetics Corp	99

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,683	*	Hanger Orthopedic Group, Inc	$66
12,251	*	HCA Holdings, Inc	584
11,254	*	Health Management Associates, Inc (Class A)	147
3,620	*	Health Net, Inc	107
4,003		Healthsouth Corp	133
797	*	HealthStream, Inc	26
1,788	*	Healthways, Inc	27
752	*	HeartWare International, Inc	71
3,851	*	Henry Schein, Inc	440
2,734		Hill-Rom Holdings, Inc	113
3,657	*	HMS Holdings Corp	83
12,260	*	Hologic, Inc	274
7,211		Humana, Inc	744
604	*	ICU Medical, Inc	38
2,404	*	Idexx Laboratories, Inc	256
2,452	*	Insulet Corp	91
1,114	*	Integra LifeSciences Holdings Corp	53
1,718	*	Intuitive Surgical, Inc	660
1,548		Invacare Corp	36
4,017	*	Inverness Medical Innovations, Inc	145
769	*	IPC The Hospitalist Co, Inc	46
2,539		Kindred Healthcare, Inc	50
4,101	*	Laboratory Corp of America Holdings	375
498		Landauer, Inc	26
735	*	LHC Group, Inc	18
1,926	*	LifePoint Hospitals, Inc	102
975	*	Magellan Health Services, Inc	58
2,117	*	Masimo Corp	62
10,206		McKesson Corp	1,647
2,778	*	MedAssets, Inc	55
655	*	Medical Action Industries, Inc	6
2,434	*	Medidata Solutions, Inc	147
45,654		Medtronic, Inc	2,620
2,504	*	Merge Healthcare, Inc	6
1,883	e	Meridian Bioscience, Inc	50
1,836	*	Merit Medical Systems, Inc	29
1,450	*	Molina Healthcare, Inc	50
620	*	MWI Veterinary Supply, Inc	106
516		National Healthcare Corp	28
357	*	National Research Corp	7
1,662	*	Natus Medical, Inc	37
1,566	*	Neogen Corp	72
2,136	*	NuVasive, Inc	69
2,725	*	NxStage Medical, Inc	27
4,802		Omnicare, Inc	290
1,729	*	Omnicell, Inc	44
2,901	*	OraSure Technologies, Inc	18
1,010	*	Orthofix International NV	23
2,906	e	Owens & Minor, Inc	106
4,009		Patterson Cos, Inc	165
4,606	*	Pediatrix Medical Group, Inc	246
1,348	*	PharMerica Corp	29
626	*,e	PhotoMedex, Inc	8
1,600	*	Premier, Inc	59
495	*	Providence Service Corp	13
1,960		Quality Systems, Inc	41
7,234		Quest Diagnostics, Inc	387
1,220	*,e	Quidel Corp	38
6,520	e	Resmed, Inc	307
1,891	*,e	Rockwell Medical Technologies, Inc	20
3,216	*	RTI Biologics, Inc	11
2,500		Select Medical Holdings Corp	29
2,518	*	Sirona Dental Systems, Inc	177
973	*	Skilled Healthcare Group, Inc (Class A)	5
3,016	*	Solta Medical, Inc	9
1,958	*	Spectranetics Corp	49
12,746		St. Jude Medical, Inc	790
1,741	*	Staar Surgical Co	28
2,595		STERIS Corp	125
14,382		Stryker Corp	1,081
440	*	Surgical Care Affiliates, Inc	15
900	*	SurModics, Inc	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,974	*	Symmetry Medical, Inc	$20
480	*	Tandem Diabetes Care, Inc	12
3,153	*	Team Health Holdings, Inc	144
1,197	*,e	TearLab Corp	11
1,782		Teleflex, Inc	167
4,726	*	Tenet Healthcare Corp	199
2,569	*	Thoratec Corp	94
1,214	*	Tornier BV	23
463	*	Triple-S Management Corp (Class B)	9
3,641	*,e	Unilife Corp	16
45,743		UnitedHealth Group, Inc	3,444
1,661		Universal American Corp	12
4,061		Universal Health Services, Inc (Class B)	330
549		US Physical Therapy, Inc	19
149		Utah Medical Products, Inc	9
4,964	*	Varian Medical Systems, Inc	386
937	*	Vascular Solutions, Inc	22
3,661	*	VCA Antech, Inc	115
950	*,e	Veeva Systems, Inc	30
960	*	Vocera Communications, Inc	15
2,758	*,e	Volcano Corp	60
1,994	*	WellCare Health Plans, Inc	140
13,511		WellPoint, Inc	1,248
3,006		West Pharmaceutical Services, Inc	147
2,200	*	Wright Medical Group, Inc	68
821	*	Zeltiq Aesthetics, Inc	16
7,709		Zimmer Holdings, Inc	718

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	41,932

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
19,842		Avon Products, Inc	342
1,891	*	Central Garden and Pet Co (Class A)	13
6,093		Church & Dwight Co, Inc	404
5,984		Clorox Co	555
41,787		Colgate-Palmolive Co	2,725
3,140	e	Coty, Inc	48
1,181	*	Elizabeth Arden, Inc	42
2,852		Energizer Holdings, Inc	309
10,381		Estee Lauder Cos (Class A)	782
867		Female Health Co	7
262	*	Harbinger Group, Inc	3
3,891	e	Herbalife Ltd	306
735		Inter Parfums, Inc	26
17,333		Kimberly-Clark Corp	1,811
5,295	*,e	Lifevantage Corp	9
721	*	Medifast, Inc	19
537		Nature’s Sunshine Products, Inc	9
2,633		Nu Skin Enterprises, Inc (Class A)	364
602	*	Nutraceutical International Corp	16
255		Oil-Dri Corp of America	10
289		Orchids Paper Products Co	9
123,642		Procter & Gamble Co	10,066
575	*	Revlon, Inc (Class A)	14
990		Spectrum Brands, Inc	70
5,814	*,e	Star Scientific, Inc	7
312	*,e	USANA Health Sciences, Inc	23
704		WD-40 Co	52

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	18,041

INSURANCE - 4.2%
15,328		ACE Ltd	1,587
21,004		Aflac, Inc	1,403
722	*	Alleghany Corp	289
1,557		Allied World Assurance Co Holdings Ltd	176
21,048		Allstate Corp	1,148
220	*	AMBAC Financial Group, Inc	5
2,880		American Equity Investment Life Holding Co	76
3,560		American Financial Group, Inc	205
66,713		American International Group, Inc	3,406
355		American National Insurance Co	41

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

915		Amerisafe, Inc	$39
1,450	e	Amtrust Financial Services, Inc	47
13,762		Aon plc	1,154
5,953	*	Arch Capital Group Ltd	355
1,367		Argo Group International Holdings Ltd	64
5,795		Arthur J. Gallagher & Co	272
3,124		Aspen Insurance Holdings Ltd	129
3,641		Assurant, Inc	242
7,819		Assured Guaranty Ltd	184
4,657		Axis Capital Holdings Ltd	222
422		Baldwin & Lyons, Inc (Class B)	11
80,996	*	Berkshire Hathaway, Inc (Class B)	9,603
5,834		Brown & Brown, Inc	183
11,649		Chubb Corp	1,126
6,937		Cincinnati Financial Corp	363
2,162	*	Citizens, Inc (Class A)	19
1,391		CNA Financial Corp	60
11,225		Conseco, Inc	199
1,190		Crawford & Co (Class B)	11
406		Donegal Group, Inc (Class A)	6
309		Eastern Insurance Holdings, Inc	8
844	*	eHealth, Inc	39
168		EMC Insurance Group, Inc	5
1,647		Employers Holdings, Inc	52
1,980		Endurance Specialty Holdings Ltd	116
413	*	Enstar Group Ltd	57
1,205		Erie Indemnity Co (Class A)	88
2,291		Everest Re Group Ltd	357
441		FBL Financial Group, Inc (Class A)	20
9,992		Fidelity National Title Group, Inc (Class A)	324
4,970		First American Financial Corp	140
21,672	*	Genworth Financial, Inc (Class A)	337
1,299	*	Greenlight Capital Re Ltd (Class A)	44
368	*	Hallmark Financial Services	3
2,022		Hanover Insurance Group, Inc	121
20,670		Hartford Financial Services Group, Inc	749
4,524		HCC Insurance Holdings, Inc	209
290	e	HCI Group, Inc	15
2,683	*	Hilltop Holdings, Inc	62
1,816		Horace Mann Educators Corp	57
392		Independence Holding Co	5
632		Infinity Property & Casualty Corp	45
18		Investors Title Co	1
212		Kansas City Life Insurance Co	10
2,086		Kemper Corp	85
12,034		Lincoln National Corp	621
13,903		Loews Corp	671
2,294		Maiden Holdings Ltd	25
592	*	Markel Corp	344
24,784		Marsh & McLennan Cos, Inc	1,199
6,479	*	MBIA, Inc	77
2,307		Meadowbrook Insurance Group, Inc	16
1,373		Mercury General Corp	68
40,319		Metlife, Inc	2,174
2,117		Montpelier Re Holdings Ltd	62
224		National Interstate Corp	5
106		National Western Life Insurance Co (Class A)	24
470	*	Navigators Group, Inc	30
12,542		Old Republic International Corp	217
1,061		OneBeacon Insurance Group Ltd (Class A)	17
2,740		PartnerRe Ltd	289
272	*	Phoenix Cos, Inc	17
1,270		Platinum Underwriters Holdings Ltd	78
2,608		Primerica, Inc	112
13,440		Principal Financial Group	663
2,826		ProAssurance Corp	137
27,785		Progressive Corp	758
3,883		Protective Life Corp	197
20,912		Prudential Financial, Inc	1,928
3,326		Reinsurance Group of America, Inc (Class A)	257
1,996		RenaissanceRe Holdings Ltd	194
972		RLI Corp	95

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

678		Safety Insurance Group, Inc	$38
2,700		Selective Insurance Group, Inc	73
2,034		Stancorp Financial Group, Inc	135
913		State Auto Financial Corp	19
1,090		Stewart Information Services Corp	35
3,790		Symetra Financial Corp	72
1,550	*	Third Point Reinsurance Ltd	29
4,327		Torchmark Corp	338
1,111	e	Tower Group International Ltd	4
16,975		Travelers Cos, Inc	1,537
417	*	United America Indemnity Ltd	11
1,337		United Fire & Casualty Co	38
1,340		Universal Insurance Holdings, Inc	19
11,818		UnumProvident Corp	415
4,375		Validus Holdings Ltd	176
5,001		W.R. Berkley Corp	217
283		White Mountains Insurance Group Ltd	171
12,947		XL Capital Ltd	412

		TOTAL INSURANCE	39,588

MATERIALS - 3.8%
1,430		A. Schulman, Inc	50
428	*	Advanced Emissions Solutions, Inc	23
226	*	AEP Industries, Inc	12
9,364		Air Products & Chemicals, Inc	1,047
2,996		Airgas, Inc	335
5,809	*,e	AK Steel Holding Corp	48
3,678		Albemarle Corp	233
48,991	e	Alcoa, Inc	521
5,011		Allegheny Technologies, Inc	179
4,499	*,e	Allied Nevada Gold Corp	16
1,252		AMCOL International Corp	43
94	*	American Pacific Corp	3
1,339		American Vanguard Corp	33
3,092		Aptargroup, Inc	210
970	*	Arabian American Development Co	12
3,647		Ashland, Inc	354
4,552		Avery Dennison Corp	228
3,223		Axiall Corp	153
1,365	*	Balchem Corp	80
6,811		Ball Corp	352
4,708		Bemis Co, Inc	193
2,317	*	Berry Plastics Group, Inc	55
559	*	Boise Cascade Co	16
986		Brush Engineered Materials, Inc	30
2,920		Cabot Corp	150
2,460	*	Calgon Carbon Corp	51
2,161		Carpenter Technology Corp	134
799	*	Castle (A.M.) & Co	12
7,145		Celanese Corp (Series A)	395
2,103	*	Century Aluminum Co	22
2,714		CF Industries Holdings, Inc	632
340		Chase Corp	12
4,115	*	Chemtura	115
1,060	*	Clearwater Paper Corp	56
6,967	e	Cliffs Natural Resources, Inc	183
4,249	*	Coeur d’Alene Mines Corp	46
5,382		Commercial Metals Co	109
1,529		Compass Minerals International, Inc	122
6,593	*	Crown Holdings, Inc	294
1,650		Cytec Industries, Inc	154
507		Deltic Timber Corp	34
1,514		Domtar Corp	143
54,731		Dow Chemical Co	2,430
41,215		Du Pont (E.I.) de Nemours & Co	2,678
2,311		Eagle Materials, Inc	179
7,092		Eastman Chemical Co	572
11,799		Ecolab, Inc	1,230
3,191	*	Ferro Corp	41
2,562	*	Flotek Industries, Inc	51

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,234		FMC Corp	$470
46,877		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,769
954		FutureFuel Corp	15
2,908	*	General Moly, Inc	4
2,058		Glatfelter	57
2,943		Globe Specialty Metals, Inc	53
1,426	e	Gold Resource Corp	6
9,370	*	Graphic Packaging Holding Co	90
1,531		Greif, Inc (Class A)	80
2,306		H.B. Fuller Co	120
459		Hawkins, Inc	17
501		Haynes International, Inc	28
3,320	*	Headwaters, Inc	32
14,157	e	Hecla Mining Co	44
2,056	*	Horsehead Holding Corp	33
8,503		Huntsman Corp	209
1,000		Innophos Holdings, Inc	49
1,128		Innospec, Inc	52
3,724		International Flavors & Fragrances, Inc	320
19,943		International Paper Co	978
2,641	*,e	Intrepid Potash, Inc	42
804		Kaiser Aluminum Corp	56
1,872	*	Kapstone Paper and Packaging Corp	105
329		KMG Chemicals, Inc	6
952		Koppers Holdings, Inc	44
1,610	*	Kraton Polymers LLC	37
1,114		Kronos Worldwide, Inc	21
1,289	*	Landec Corp	16
6,361	*	Louisiana-Pacific Corp	118
901	*	LSB Industries, Inc	37
18,282		LyondellBasell Industries AF S.C.A	1,468
2,108		Martin Marietta Materials, Inc	211
8,015		MeadWestvaco Corp	296
3,984	*,e	Midway Gold Corp	3
1,603		Minerals Technologies, Inc	96
3,569	*,e	Molycorp, Inc	20
23,912		Monsanto Co	2,787
13,763		Mosaic Co	651
1,307		Myers Industries, Inc	28
743		Neenah Paper, Inc	32
426		NewMarket Corp	142
22,710		Newmont Mining Corp	523
1,121		Noranda Aluminium Holding Corp	4
14,287		Nucor Corp	763
3,679	e	Olin Corp	106
529		Olympic Steel, Inc	15
1,452	*	OM Group, Inc	53
2,250	*	Omnova Solutions, Inc	20
6,890	*	Owens-Illinois, Inc	247
4,498		Packaging Corp of America	285
5,999	*,e	Paramount Gold and Silver Corp	6
4,551		PolyOne Corp	161
6,412		PPG Industries, Inc	1,216
13,330		Praxair, Inc	1,733
610		Quaker Chemical Corp	47
3,513		Reliance Steel & Aluminum Co	266
11,466	*	Rentech, Inc	20
2,728	*	Resolute Forest Products	44
3,241		Rock-Tenn Co (Class A)	340
3,377		Rockwood Holdings, Inc	243
2,608		Royal Gold, Inc	120
6,079		RPM International, Inc	252
1,496	*	RTI International Metals, Inc	51
1,183		Schnitzer Steel Industries, Inc (Class A)	39
1,432		Schweitzer-Mauduit International, Inc	74
2,024		Scotts Miracle-Gro Co (Class A)	126
8,564		Sealed Air Corp	292
2,061		Sensient Technologies Corp	100
4,071		Sherwin-Williams Co	747
5,468		Sigma-Aldrich Corp	514
2,060		Silgan Holdings, Inc	99
4,578		Sonoco Products Co	191

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,399		Southern Copper Corp (NY)	$212
10,230		Steel Dynamics, Inc	200
834		Stepan Co	55
5,644	*,e	Stillwater Mining Co	70
2,967	*	SunCoke Energy, Inc	68
3,933	*	Tahoe Resources, Inc	65
557	*	Taminco Corp	11
1,000	*	Texas Industries, Inc	69
1,164		Tredegar Corp	34
260	*	UFP Technologies, Inc	7
66	*	United States Lime & Minerals, Inc	4
6,590	e	United States Steel Corp	194
391	*	Universal Stainless & Alloy	14
482	*	US Concrete, Inc	11
910		US Silica Holdings Inc	31
4,083		Valspar Corp	291
5,949		Vulcan Materials Co	353
2,588	e	Walter Energy, Inc	43
2,354		Wausau Paper Corp	30
893		Westlake Chemical Corp	109
297	*	WHX Corp	7
2,539		Worthington Industries, Inc	107
3,473	*	WR Grace & Co	343
1,145		Zep, Inc	21
1,261	*,e	Zoltek Cos, Inc	21

		TOTAL MATERIALS	35,780

MEDIA - 3.9%
176		AH Belo Corp (Class A)	1
2,757	*	AMC Networks, Inc	188
8,815		Cablevision Systems Corp (Class A)	158
852	*	Carmike Cinemas, Inc	24
27,678		CBS Corp (Class B)	1,764
3,461	*,e	Central European Media Enterprises Ltd (Class A) NASDAQ	13
2,939	*	Charter Communications, Inc	402
5,283		Cinemark Holdings, Inc	176
2,051		Clear Channel Outdoor Holdings, Inc (Class A)	21
118,913		Comcast Corp (Class A)	6,179
1,802	*	Crown Media Holdings, Inc (Class A)	6
3,368	*	Cumulus Media, Inc (Class A)	26
764	*	Dex Media, Inc	5
1,322	*,e	Digital Generation, Inc	17
22,282	*	DIRECTV	1,539
10,877	*	Discovery Communications, Inc (Class A)	984
9,552	*	DISH Network Corp (Class A)	553
3,294	*	DreamWorks Animation SKG, Inc (Class A)	117
1,252	*	Entercom Communications Corp (Class A)	13
2,637		Entravision Communications Corp (Class A)	16
1,412	*	EW Scripps Co (Class A)	31
10,481		Gannett Co, Inc	310
629	*	Global Sources Ltd	5
1,978	*	Gray Television, Inc	29
2,075		Harte-Hanks, Inc	16
408	*,e	Hemisphere Media Group, Inc	5
19,644		Interpublic Group of Cos, Inc	348
1,843		John Wiley & Sons, Inc (Class A)	102
2,807	*	Journal Communications, Inc (Class A)	26
3,450	*	Lamar Advertising Co (Class A)	180
17,671	*	Liberty Global plc (Class A)	1,573
4,253	*	Liberty Media Corp	623
3,701	*,e	Lions Gate Entertainment Corp	117
6,363	*	Live Nation, Inc	126
546	*	Loral Space & Communications, Inc	44
2,794	*	Madison Square Garden, Inc	161
1,522	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	6
3,219	*	McClatchy Co (Class A)	11
12,288		McGraw-Hill Cos, Inc	961
1,932		MDC Partners, Inc	49
939	*,e	Media General, Inc (Class A)	21
1,642		Meredith Corp	85

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

949		Morningstar, Inc	$74
2,714		National CineMedia, Inc	54
5,841	e	New York Times Co (Class A)	93
22,752	*	News Corp	410
1,355		Nexstar Broadcasting Group, Inc (Class A)	76
11,444		Omnicom Group, Inc	851
490	*	ReachLocal, Inc	6
787	*	Reading International, Inc	6
4,340	e	Regal Entertainment Group (Class A)	84
475	*	Rentrak Corp	18
216		Saga Communications, Inc	11
1,212		Scholastic Corp	41
4,746		Scripps Networks Interactive (Class A)	410
1,240	*,e	SFX Entertainment, Inc	15
2,960		Sinclair Broadcast Group, Inc (Class A)	106
141,453	*	Sirius XM Holdings, Inc	494
5,113	*	Starz-Liberty Capital	150
17,108		Thomson Corp	647
13,065		Time Warner Cable, Inc	1,770
41,919		Time Warner, Inc	2,923
89,071		Twenty-First Century Fox, Inc	3,134
1,770	e	Valassis Communications, Inc	61
20,001		Viacom, Inc (Class B)	1,747
80,944	*	Walt Disney Co	6,184
1,281		World Wrestling Entertainment, Inc (Class A)	21

		TOTAL MEDIA	36,417

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
71,034		AbbVie, Inc	3,751
3,224	*	Acadia Pharmaceuticals, Inc	81
561	*,e	Accelerate Diagnostics, Inc	7
961	*,e	AcelRx Pharmaceuticals, Inc	11
4,428	*,e	Achillion Pharmaceuticals, Inc	15
1,860	*	Acorda Therapeutics, Inc	54
7,700	*	Actavis plc	1,294
1,318	*	Aegerion Pharmaceuticals, Inc	94
3,307	*	Affymetrix, Inc	28
15,362		Agilent Technologies, Inc	879
370	*,e	Agios Pharmaceuticals, Inc	9
2,860	*	Akorn, Inc	70
1,060	*	Albany Molecular Research, Inc	11
8,985	*	Alexion Pharmaceuticals, Inc	1,196
818	*,e	Alimera Sciences, Inc	4
5,915	*	Alkermes plc	240
13,339		Allergan, Inc	1,482
2,667	*	Alnylam Pharmaceuticals, Inc	172
1,109	*	AMAG Pharmaceuticals, Inc	27
33,666		Amgen, Inc	3,843
1,454	*,e	Amicus Therapeutics, Inc	3
1,022	*,e	Ampio Pharmaceuticals, Inc	7
1,178	*,e	Anacor Pharmaceuticals, Inc	20
9,609	*,e	Arena Pharmaceuticals, Inc	56
3,451	*,e	Ariad Pharmaceuticals, Inc	24
2,640	*	Arqule, Inc	6
5,359	*	Array Biopharma, Inc	27
2,455	*	Auxilium Pharmaceuticals, Inc	51
6,354	*	AVANIR Pharmaceuticals, Inc	21
1,870	*	AVEO Pharmaceuticals, Inc	3
1,429	*,e	BioDelivery Sciences International, Inc	8
10,632	*	Biogen Idec, Inc	2,974
6,368	*	BioMarin Pharmaceuticals, Inc	447
935	*	Bio-Rad Laboratories, Inc (Class A)	116
1,108	*,e	Biotime, Inc	4
74,088		Bristol-Myers Squibb Co	3,938
5,008	*	Bruker BioSciences Corp	99
2,842	*	Cadence Pharmaceuticals, Inc	26
1,384	*	Cambrex Corp	25
18,695	*	Celgene Corp	3,159
4,964	*,e	Cell Therapeutics, Inc	10
3,687	*	Celldex Therapeutics, Inc	89

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

663	*	Cempra, Inc	$8
3,195	*,e	Cepheid, Inc	149
2,363	*	Charles River Laboratories International, Inc	125
2,717	*,e	Chelsea Therapeutics International, Inc	12
1,103	*,e	ChemoCentryx, Inc	6
373	*	Chimerix, Inc	6
669	*	Clovis Oncology, Inc	40
1,326	*,e	Corcept Therapeutics, Inc	4
318	*	Cornerstone Therapeutics, Inc	3
992	*,e	Coronado Biosciences, Inc	3
2,467	*	Covance, Inc	217
3,018	*	Cubist Pharmaceuticals, Inc	208
3,574	*,e	Curis, Inc	10
1,140	*	Cytokinetics, Inc	7
2,389	*,e	Cytori Therapeutics, Inc	6
7,690	*,e	Dendreon Corp	23
2,984	*	Depomed, Inc	32
587	*,e	Durata Therapeutics, Inc	7
4,970	*	Dyax Corp	37
5,402	*,e	Dynavax Technologies Corp	11
44,924		Eli Lilly & Co	2,291
1,234	*	Emergent Biosolutions, Inc	28
5,059	*	Endo Pharmaceuticals Holdings, Inc	341
1,449	*,e	Endocyte, Inc	15
2,632		Enzon Pharmaceuticals, Inc	3
270	*,e	Epizyme, Inc	6
2,928	*	Exact Sciences Corp	34
8,337	*,e	Exelixis, Inc	51
791	*	Fibrocell Science, Inc	3
989	*	Fluidigm Corp	38
12,210	*	Forest Laboratories, Inc	733
643	*,m	Forest Laboratories, Inc CVR	1
450	*,e	Foundation Medicine, Inc	11
512	*	Furiex Pharmaceuticals Inc	21
3,544	*,e	Galena Biopharma, Inc	18
810	*,e	Genomic Health, Inc	24
6,445	*	Geron Corp	31
68,776	*	Gilead Sciences, Inc	5,169
3,942	*,e	Halozyme Therapeutics, Inc	59
276	*	Harvard Apparatus Regenerative Technology, Inc	1
1,104	*	Harvard Bioscience, Inc	5
458	*	Hi-Tech Pharmacal Co, Inc	20
1,073	*,e	Horizon Pharma, Inc	8
7,573	*	Hospira, Inc	313
400	*,e	Hyperion Therapeutics, Inc	8
3,653	*,e	Idenix Pharmaceuticals, Inc	22
5,625	*,e	Illumina, Inc	622
3,866	*,e	Immunogen, Inc	57
3,543	*,e	Immunomedics, Inc	16
3,148	*	Impax Laboratories, Inc	79
4,807	*	Incyte Corp	243
2,197	*	Infinity Pharmaceuticals, Inc	30
1,280	*	Insmed, Inc	22
287	*	Intercept Pharmaceuticals, Inc	20
3,671	*	InterMune, Inc	54
900	*,e	Intrexon Corp	21
4,298	*,e	Ironwood Pharmaceuticals, Inc	50
5,202	*,e	Isis Pharmaceuticals, Inc	207
2,378	*	Jazz Pharmaceuticals plc	301
126,699		Johnson & Johnson	11,604
3,747	*,e	Keryx Biopharmaceuticals, Inc	49
464	*,e	KYTHERA Biopharmaceuticals, Inc	17
832	*	Lannett Co, Inc	28
10,577	*	Lexicon Pharmaceuticals, Inc	19
7,883	*	Life Technologies Corp	598
925	*,e	Ligand Pharmaceuticals, Inc (Class B)	49
1,879	*	Luminex Corp	36
2,692	*	Mallinckrodt plc	141
6,779	*,e	MannKind Corp	35
2,495	*	Medicines Co	96
3,431	*	Medivation, Inc	219

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

135,786		Merck & Co, Inc	$6,796
4,183	*,e	Merrimack Pharmaceuticals, Inc	22
1,332	*	Mettler-Toledo International, Inc	323
3,906	*	MiMedx Group, Inc	34
2,284	*	Momenta Pharmaceuticals, Inc	40
17,444	*	Mylan Laboratories, Inc	757
3,772	*,e	Myriad Genetics, Inc	79
1,925	*	Nanosphere, Inc	4
4,406	*,e	Navidea Biopharmaceuticals, Inc	9
5,532	*	Nektar Therapeutics	63
1,429	*	NeoGenomics, Inc	5
3,256	*	Neurocrine Biosciences, Inc	30
629	*	NewLink Genetics Corp	14
6,093	*	Novavax, Inc	31
4,453	*	NPS Pharmaceuticals, Inc	135
1,112	*,e	Omeros Corp	13
244	*,m	Omthera Pharmaceuticals, Inc	0	^
511	*	OncoGenex Pharmaceutical, Inc	4
6,523	*,e	Opko Health, Inc	55
4,355	*	Orexigen Therapeutics, Inc	24
807	*,e	Osiris Therapeutics, Inc	13
397	*	OvaScience, Inc	4
1,723	*	Pacific Biosciences of California, Inc	9
1,271	*,e	Pacira Pharmaceuticals, Inc	73
2,734	*	Parexel International Corp	123
5,815	e	PDL BioPharma, Inc	49
6,277	*,e	Peregrine Pharmaceuticals, Inc	9
5,182		PerkinElmer, Inc	214
5,634		Perrigo Co plc	865
302,067		Pfizer, Inc	9,252
2,681	*	Pharmacyclics, Inc	284
457	*	Portola Pharmaceuticals, Inc	12
1,425		Pozen, Inc	11
2,523	*	Prestige Brands Holdings, Inc	90
2,427	*	Progenics Pharmaceuticals, Inc	13
554	*	Prothena Corp plc	15
1,018	*	Puma Biotechnology, Inc	105
11,224	*	Qiagen NV (NASDAQ)	267
2,367	e	Questcor Pharmaceuticals, Inc	129
937	*	Quintiles Transnational Holdings, Inc	43
2,377	*,e	Raptor Pharmaceutical Corp	31
256	*	Receptos, Inc	7
3,668	*	Regeneron Pharmaceuticals, Inc	1,010
424	*	Regulus Therapeutics, Inc	3
1,493	*	Repligen Corp	20
714	*,e	Repros Therapeutics, Inc	13
3,471	*	Rigel Pharmaceuticals, Inc	10
747	*	Sagent Pharmaceuticals	19
2,764	*	Salix Pharmaceuticals Ltd	249
2,157	*,e	Sangamo Biosciences, Inc	30
1,265	*,e	Sarepta Therapeutics, Inc	26
2,738	*	Sciclone Pharmaceuticals, Inc	14
4,705	*,e	Seattle Genetics, Inc	188
4,993	*,e	Sequenom, Inc	12
1,470	*,e	SIGA Technologies, Inc	5
2,652	*,e	Spectrum Pharmaceuticals, Inc	23
414	*	Stemline Therapeutics, Inc	8
620	*	Sucampo Pharmaceuticals, Inc (Class A)	6
1,424	*,e	Sunesis Pharmaceuticals, Inc	7
632	*,e	Supernus Pharmaceuticals, Inc	5
776	*,e	Synageva BioPharma Corp	50
3,578	*,e	Synergy Pharmaceuticals, Inc	20
1,821	*,e	Synta Pharmaceuticals Corp	10
1,257	*	Targacept, Inc	5
1,792		Techne Corp	170
603	*	TESARO, Inc	17
481	*	Tetraphase Pharmaceuticals, Inc	6
647	*,e	TG Therapeutics, Inc	3
3,604	*	TherapeuticsMD, Inc	19
3,349	*,e	Theravance, Inc	119
16,174		Thermo Electron Corp	1,801

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,098	*	Threshold Pharmaceuticals, Inc	$10
2,129	*	United Therapeutics Corp	241
1,501	*	Vanda Pharmaceuticals, Inc	19
637	*	Verastem, Inc	7
10,133	*	Vertex Pharmaceuticals, Inc	753
3,055	*	Vical, Inc	4
3,102	*	Viropharma, Inc	155
4,844	*,e	Vivus, Inc	44
3,923	*	Waters Corp	392
1,508	*	Xenoport, Inc	9
3,261	*,e	XOMA Corp	22
2,912	*,e	ZIOPHARM Oncology, Inc	13
22,823		Zoetis Inc	746
3,161	*,e	Zogenix, Inc	11

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	75,512

REAL ESTATE - 3.1%
2,427		Acadia Realty Trust	60
755		AG Mortgage Investment Trust	12
505		Agree Realty Corp	15
1,979		Alexander & Baldwin, Inc	83
104		Alexander’s, Inc	34
3,234		Alexandria Real Estate Equities, Inc	206
1,154		Altisource Residential Corp	35
1,470		American Assets Trust,Inc	46
4,716		American Campus Communities, Inc	152
17,015		American Capital Agency Corp	328
1,755		American Capital Mortgage, Inc	31
2,840	*	American Homes 4 Rent	46
7,027	e	American Realty Capital Properties, Inc	90
617	*	American Residential Properties, Inc	11
18,108		American Tower Corp	1,445
800		AmREIT, Inc (Class B)	13
43,400		Annaly Capital Management, Inc	433
6,519		Anworth Mortgage Asset Corp	27
6,612		Apartment Investment & Management Co (Class A)	171
1,693		Apollo Commercial Real Estate Finance, Inc	28
378		Ares Commercial Real Estate Corp	5
719		Armada Hoffler Properties, Inc	7
17,114		ARMOUR Residential REIT, Inc	69
437	*	Ashford Hospitality Prime, Inc	8
2,185		Ashford Hospitality Trust, Inc	18
2,311	e	Associated Estates Realty Corp	37
454	*	AV Homes, Inc	8
5,927		AvalonBay Communities, Inc	701
531		Aviv REIT, Inc	13
8,551		BioMed Realty Trust, Inc	155
6,942		Boston Properties, Inc	697
7,051		Brandywine Realty Trust	99
3,554		BRE Properties, Inc (Class A)	194
1,680	*	Brixmor Property Group, Inc	34
3,896		Camden Property Trust	222
2,582		Campus Crest Communities, Inc	24
4,568		Capstead Mortgage Corp	55
7,707		CBL & Associates Properties, Inc	138
12,793	*	CBRE Group, Inc	336
2,712		Cedar Shopping Centers, Inc	17
11,388	e	Chambers Street Properties	87
743		Chatham Lodging Trust	15
2,191		Chesapeake Lodging Trust	55
45,800		Chimera Investment Corp	142
2,212		Colony Financial, Inc	45
267		Consolidated-Tomoka Land Co	10
958		Coresite Realty	31
3,770		Corporate Office Properties Trust	89
4,773		Cousins Properties, Inc	49
5,967		CubeSmart	95
886		CyrusOne, Inc	20
6,587		CYS Investments, Inc	49
13,100		DCT Industrial Trust, Inc	93
12,000		DDR Corp	184

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

8,922		DiamondRock Hospitality Co	$103
5,887	e	Digital Realty Trust, Inc	289
6,476		Douglas Emmett, Inc	151
14,712		Duke Realty Corp	221
2,984	e	DuPont Fabros Technology, Inc	74
2,653		Dynex Capital, Inc	21
1,377		EastGroup Properties, Inc	80
5,215		Education Realty Trust, Inc	46
282		Ellington Residential Mortgage REIT	4
3,540		Empire State Realty Trust, Inc	54
2,373		Entertainment Properties Trust	117
3,812		Equity Lifestyle Properties, Inc	138
2,651		Equity One, Inc	60
16,472		Equity Residential	854
1,723	e	Essex Property Trust, Inc	247
2,196		Excel Trust, Inc	25
5,080		Extra Space Storage, Inc	214
3,147		Federal Realty Investment Trust	319
5,675	*	FelCor Lodging Trust, Inc	46
4,909		First Industrial Realty Trust, Inc	86
2,547		First Potomac Realty Trust	30
7,235	*	Forest City Enterprises, Inc (Class A)	138
1,790	*	Forestar Real Estate Group, Inc	38
4,124		Franklin Street Properties Corp	49
3,077	*	Gaming and Leisure Properties, Inc	156
27,223		General Growth Properties, Inc	546
1,193		Getty Realty Corp	22
498		Gladstone Commercial Corp	9
6,781		Glimcher Realty Trust	63
2,488		Government Properties Income Trust	62
2,207	*	Gramercy Property Trust, Inc	13
471	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	7
4,525		Hatteras Financial Corp	74
20,332		HCP, Inc	738
13,197		Health Care REIT, Inc	707
4,129		Healthcare Realty Trust, Inc	88
4,480		Healthcare Trust of America, Inc	44
9,247		Hersha Hospitality Trust	52
3,786		Highwoods Properties, Inc	137
2,366		Home Properties, Inc	127
6,635		Hospitality Properties Trust	179
34,098		Host Marriott Corp	663
1,731	*	Howard Hughes Corp	208
5,339		HRPT Properties Trust	124
1,893		Hudson Pacific Properties	41
4,699		Inland Real Estate Corp	49
6,118		Invesco Mortgage Capital, Inc	90
4,600		Investors Real Estate Trust	39
4,086	*	iStar Financial, Inc	58
890	e	JAVELIN Mortgage Investment Corp	12
2,081		Jones Lang LaSalle, Inc	213
1,790		Kennedy-Wilson Holdings, Inc	40
3,459		Kilroy Realty Corp	174
19,265		Kimco Realty Corp	381
3,606		Kite Realty Group Trust	24
4,298		LaSalle Hotel Properties	133
7,518	e	Lexington Corporate Properties Trust	77
5,246		Liberty Property Trust	178
1,589		LTC Properties, Inc	56
6,407		Macerich Co	377
4,214		Mack-Cali Realty Corp	91
6,789		Medical Properties Trust, Inc	83
16,597	e	MFA Mortgage Investments, Inc	117
3,448		Mid-America Apartment Communities, Inc	209
2,597		Monmouth Real Estate Investment Corp (Class A)	24
1,100		National Health Investors, Inc	62
5,524	e	National Retail Properties, Inc	168
11,619		New Residential Investment Corp	78
1,618	e	New York Mortgage Trust, Inc	11
8,819	e	NorthStar Realty Finance Corp	119
5,328		Omega Healthcare Investors, Inc	159
567		One Liberty Properties, Inc	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,278		Parkway Properties, Inc	$44
2,708		Pebblebrook Hotel Trust	83
3,002		Pennsylvania REIT	57
2,341		Pennymac Mortgage Investment Trust	54
830		Physicians Realty Trust	11
8,573		Piedmont Office Realty Trust, Inc	142
7,839		Plum Creek Timber Co, Inc	365
2,497		Post Properties, Inc	113
2,094		Potlatch Corp	87
22,284		Prologis, Inc	823
903		PS Business Parks, Inc	69
6,526		Public Storage, Inc	982
700	*	QTS Realty Trust, Inc	17
2,773	e	RAIT Investment Trust	25
2,750		Ramco-Gershenson Properties	43
5,944		Rayonier, Inc	250
370	*	Re/Max Holdings, Inc	12
5,466	*	Realogy Holdings Corp	270
8,997	e	Realty Income Corp	336
3,754	e	Redwood Trust, Inc	73
4,546		Regency Centers Corp	211
5,774		Resource Capital Corp	34
2,782		Retail Opportunities Investment Corp	41
5,469		Retail Properties of America, Inc	70
5,656		RLJ Lodging Trust	138
1,067	e	Rouse Properties, Inc	24
1,532	e	Ryman Hospitality Properties	64
1,780		Sabra Healthcare REIT, Inc	47
330		Saul Centers, Inc	16
786		Select Income REIT	21
8,612		Senior Housing Properties Trust	191
704	e	Silver Bay Realty Trust Corp	11
13,862		Simon Property Group, Inc	2,109
4,148		SL Green Realty Corp	383
1,406		Sovran Self Storage, Inc	92
17,735		Spirit Realty Capital, Inc	174
3,037	*,e	St. Joe Co	58
1,930		STAG Industrial, Inc	39
7,622		Starwood Property Trust, Inc	211
8,376	*	Strategic Hotels & Resorts, Inc	79
3,003		Summit Hotel Properties, Inc	27
1,647		Sun Communities, Inc	70
7,277		Sunstone Hotel Investors, Inc	98
4,466		Tanger Factory Outlet Centers, Inc	143
2,937		Taubman Centers, Inc	188
790	*	Tejon Ranch Co	29
540		Terreno Realty Corp	10
16,078		Two Harbors Investment Corp	149
11,759		UDR, Inc	275
507		UMH Properties, Inc	5
575		Universal Health Realty Income Trust	23
1,407		Urstadt Biddle Properties, Inc (Class A)	26
12,918		Ventas, Inc	740
8,538		Vornado Realty Trust	758
3,060		Washington REIT	72
5,688		Weingarten Realty Investors	156
560	e	Western Asset Mortgage Capital Corp	8
25,220		Weyerhaeuser Co	796
490		Whitestone REIT	7
1,412		Winthrop Realty Trust	16
2,631	e	WP Carey, Inc	161

		TOTAL REAL ESTATE	29,190

RETAILING - 4.6%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	7
3,462		Aaron’s, Inc	102
3,583	e	Abercrombie & Fitch Co (Class A)	118
3,368		Advance Auto Parts, Inc	373
3,935	*,e	Aeropostale, Inc	36
16,586	*	Amazon.com, Inc	6,615

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

8,838		American Eagle Outfitters, Inc	$127
367	*	America’s Car-Mart, Inc	15
2,149	*	Ann Taylor Stores Corp	79
1,365	*	Asbury Automotive Group, Inc	73
5,511	*	Ascena Retail Group, Inc	117
857	*	Audiovox Corp (Class A)	14
2,213	*	Autonation, Inc	110
1,564	*	AutoZone, Inc	747
1,708	*	Barnes & Noble, Inc	26
1,533		Bebe Stores, Inc	8
9,800	*	Bed Bath & Beyond, Inc	787
12,487		Best Buy Co, Inc	498
824		Big 5 Sporting Goods Corp	16
2,673	*	Big Lots, Inc	86
645	*,e	Blue Nile, Inc	30
578	*,e	Body Central Corp	2
447	e	Bon-Ton Stores, Inc	7
1,976		Brown Shoe Co, Inc	56
1,313	e	Buckle, Inc	69
950	*	Burlington Stores, Inc	30
2,171	*	Cabela’s, Inc	145
10,278	*	Carmax, Inc	483
966		Cato Corp (Class A)	31
7,426		Chico’s FAS, Inc	140
1,035	*	Children’s Place Retail Stores, Inc	59
1,400	*	Christopher & Banks Corp	12
836	*	Citi Trends, Inc	14
1,025	*	Conn’s, Inc	81
420	*,e	Container Store Group, Inc	20
527		Core-Mark Holding Co, Inc	40
2,858		CST Brands, Inc	105
632		Destination Maternity Corp	19
2,260	*	Destination XL Group, Inc	15
4,508		Dick’s Sporting Goods, Inc	262
1,232		Dillard’s, Inc (Class A)	120
14,518	*	Dollar General Corp	876
9,996	*	Dollar Tree, Inc	564
3,192		DSW, Inc (Class A)	136
4,882		Expedia, Inc	340
3,681	*	Express Parent LLC	69
4,415		Family Dollar Stores, Inc	287
2,244		Finish Line, Inc (Class A)	63
1,207	*,e	Five Below, Inc	52
6,890		Foot Locker, Inc	286
2,024	*,e	Francesca’s Holdings Corp	37
1,790		Fred’s, Inc (Class A)	33
911	*	FTD Cos, Inc	30
5,448		GameStop Corp (Class A)	268
12,777		Gap, Inc	499
1,189	*	Genesco, Inc	87
7,196		Genuine Parts Co	599
4,406		GNC Holdings, Inc	258
410		Gordmans Stores, Inc	3
1,038		Group 1 Automotive, Inc	74
18,747	*	Groupon, Inc	221
2,720		Guess?, Inc	85
983		Haverty Furniture Cos, Inc	31
626	*,e	HHgregg, Inc	9
937	*,e	Hibbett Sports, Inc	63
65,644		Home Depot, Inc	5,405
2,580	*	HomeAway, Inc	105
1,648		HSN, Inc	103
7,757	*,e	JC Penney Co, Inc	71
1,273	*	JOS A Bank Clothiers, Inc	70
705	*	Kirkland’s, Inc	17
10,160		Kohl’s Corp	577
10,941		L Brands, Inc	677
24,269	*	Liberty Interactive Corp	712
1,684	*	Liberty Ventures	206
1,015		Lithia Motors, Inc (Class A)	70
13,288	*	LKQ Corp	437

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

48,710		Lowe’s Companies, Inc	$2,414
1,262	*,e	Lumber Liquidators, Inc	130
17,562		Macy’s, Inc	938
1,129	*	MarineMax, Inc	18
534	*,e	Mattress Firm Holding Corp	23
2,308		Men’s Wearhouse, Inc	118
1,383	e	Monro Muffler, Inc	78
2,193	*	Murphy USA, Inc	91
2,301	*	NetFlix, Inc	847
888	*	New York & Co, Inc	4
6,641		Nordstrom, Inc	410
1,665		Nutri/System, Inc	27
21,270	*	Office Depot, Inc	113
1,309	*,e	Orbitz Worldwide, Inc	9
4,860	*	O’Reilly Automotive, Inc	626
1,294	*,e	Outerwall, Inc	87
567	*,e	Overstock.com, Inc	17
1,931		Penske Auto Group, Inc	91
2,583	*	PEP Boys - Manny Moe & Jack	31
1,182	e	PetMed Express, Inc	20
4,430		Petsmart, Inc	322
4,307		Pier 1 Imports, Inc	99
2,330	*	Priceline.com, Inc	2,708
5,358	*,e	RadioShack Corp	14
2,196		Rent-A-Center, Inc	73
809	*	Restoration Hardware Holdings, Inc	54
290	*,e	RetailMeNot, Inc	8
9,848		Ross Stores, Inc	738
7,565	*	Sally Beauty Holdings, Inc	229
1,774	*,e	Sears Holdings Corp	87
55	*	Sears Hometown and Outlet Stores, Inc	1
2,535	*	Select Comfort Corp	53
775		Shoe Carnival, Inc	22
1,725	*,e	Shutterfly, Inc	88
3,567		Signet Jewelers Ltd	281
1,782		Sonic Automotive, Inc (Class A)	44
1,474		Stage Stores, Inc	33
29,872		Staples, Inc	475
1,440		Stein Mart, Inc	19
461	*	Systemax, Inc	5
28,665		Target Corp	1,814
5,110		Tiffany & Co	474
834	*,e	Tile Shop Holdings, Inc	15
432	*	Tilly’s, Inc	5
32,178		TJX Companies, Inc	2,051
6,316		Tractor Supply Co	490
5,137	*	TripAdvisor, Inc	425
1,789	*	Tuesday Morning Corp	29
2,921	*	Ulta Salon Cosmetics & Fragrance, Inc	282
4,798	*	Urban Outfitters, Inc	178
1,789	*	Valuevision International, Inc (Class A)	12
1,052	*	Vitacost.com, Inc	6
1,434	*	Vitamin Shoppe, Inc	75
640	*	West Marine, Inc	9
5,043	*	Wet Seal, Inc (Class A)	14
1,736	*	WEX, Inc	172
4,468		Williams-Sonoma, Inc	260
133		Winmark Corp	12
1,336	*	Zale Corp	21
390	*,e	zulily, Inc	16
1,062	*	Zumiez, Inc	28

		TOTAL RETAILING	42,947

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
1,955	*	Advanced Energy Industries, Inc	45
27,659	*,e	Advanced Micro Devices, Inc	107
844	*	Alpha & Omega Semiconductor Ltd	7
14,650		Altera Corp	477
834	*	Ambarella, Inc	28
2,929	*,e	Amkor Technology, Inc	18
3,097	*	Anadigics, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

13,788		Analog Devices, Inc	$702
53,952		Applied Materials, Inc	954
2,350	*	Applied Micro Circuits Corp	31
19,968	*	Atmel Corp	156
1,604	*	ATMI, Inc	49
10,685		Avago Technologies Ltd	565
5,359	*	Axcelis Technologies, Inc	13
25,584		Broadcom Corp (Class A)	759
3,308		Brooks Automation, Inc	35
1,066	*	Cabot Microelectronics Corp	49
2,349	*	Cavium Networks, Inc	81
1,137	*	Ceva, Inc	17
2,833	*,e	Cirrus Logic, Inc	58
1,302		Cohu, Inc	14
5,075	*	Cree, Inc	318
6,863	e	Cypress Semiconductor Corp	72
1,810	*	Diodes, Inc	43
1,224	*	DSP Group, Inc	12
6,714	*	Entegris, Inc	78
4,315	*	Entropic Communications, Inc	20
2,381	*	Exar Corp	28
5,825	*	Fairchild Semiconductor International, Inc	78
2,736	*	First Solar, Inc	150
2,618	*	Formfactor, Inc	16
2,583	*	Freescale Semiconductor Holdings Ltd	42
1,030	*	GSI Technology, Inc	7
5,512	*,e	GT Solar International, Inc	48
1,461	*	Hittite Microwave Corp	90
1,024	*	Inphi Corp	13
5,027	*	Integrated Device Technology, Inc	51
1,216	*	Integrated Silicon Solution, Inc	15
224,153		Intel Corp	5,819
643	*	Intermolecular, Inc	3
3,305	*	International Rectifier Corp	86
6,580		Intersil Corp (Class A)	76
1,231		IXYS Corp	16
7,603		Kla-Tencor Corp	490
3,559	*	Kopin Corp	15
6,985	*	Lam Research Corp	380
5,950	*	Lattice Semiconductor Corp	33
10,654		Linear Technology Corp	485
25,784		LSI Logic Corp	284
2,408	*	LTX-Credence Corp	19
282	*	MA-COM Technology Solutions	5
16,448		Marvell Technology Group Ltd	237
13,341		Maxim Integrated Products, Inc	372
1,067	*	MaxLinear, Inc	11
2,455		Micrel, Inc	24
9,026		Microchip Technology, Inc	404
46,349	*	Micron Technology, Inc	1,009
4,299	*	Microsemi Corp	107
2,438		MKS Instruments, Inc	73
1,520	*	Monolithic Power Systems, Inc	53
1,391	*	MoSys, Inc	8
1,014	*	Nanometrics, Inc	19
1,019	*	NeoPhotonics Corp Ltd	7
258	*	NVE Corp	15
24,980		Nvidia Corp	400
2,460	*	Omnivision Technologies, Inc	42
20,679	*	ON Semiconductor Corp	170
1,181	*	PDF Solutions, Inc	30
1,211	*	Peregrine Semiconductor Corp	9
1,447	*	Pericom Semiconductor Corp	13
2,703	*	Photronics, Inc	24
1,628	*	PLX Technology, Inc	11
9,550	*	PMC - Sierra, Inc	61
1,292		Power Integrations, Inc	72
5,356	*	Rambus, Inc	51
12,804	*	RF Micro Devices, Inc	66
782	*,e	Rubicon Technology, Inc	8
1,464	*	Rudolph Technologies, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,192	*	Semtech Corp	$81
1,525	*	Sigma Designs, Inc	7
4,055	*	Silicon Image, Inc	25
1,948	*	Silicon Laboratories, Inc	84
8,726	*	Skyworks Solutions, Inc	249
2,245	*	Spansion, Inc	31
10,399	*	SunEdison, Inc	136
1,881	*,e	SunPower Corp	56
493	*	Supertex, Inc	12
8,744	*	Teradyne, Inc	154
2,606		Tessera Technologies, Inc	51
49,592		Texas Instruments, Inc	2,178
7,513	*	Triquint Semiconductor, Inc	63
928	*	Ultra Clean Holdings	9
1,279	*	Ultratech, Inc	37
1,796	*	Veeco Instruments, Inc	59
12,090		Xilinx, Inc	555

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	20,063

SOFTWARE & SERVICES - 10.2%
2,523	*	Accelrys, Inc	24
29,098		Accenture plc	2,392
1,829	*	ACI Worldwide, Inc	119
11,552		Activision Blizzard, Inc	206
2,448	*	Actuate Corp	19
3,023	*	Acxiom Corp	112
22,581	*	Adobe Systems, Inc	1,352
1,562		Advent Software, Inc	55
7,870	*	Akamai Technologies, Inc	371
2,276	*	Alliance Data Systems Corp	598
7,286		Amdocs Ltd	300
764		American Software, Inc (Class A)	8
1,936	*,e	Angie’s List, Inc	29
4,120	*	Ansys, Inc	359
3,546	*	AOL, Inc	165
4,286	*	Aspen Technology, Inc	179
10,341	*	Autodesk, Inc	520
21,967		Automatic Data Processing, Inc	1,775
911	*	AVG Technologies NV	16
2,248	*	Bankrate, Inc	40
2,221	*,e	Bazaarvoice, Inc	18
190	*	Benefitfocus, Inc	11
1,884		Blackbaud, Inc	71
516	*	Blackhawk Network Holdings, Inc	13
2,003	*	Blucora, Inc	58
1,405		Booz Allen Hamilton Holding Co	27
1,713	*	Bottomline Technologies, Inc	62
1,247	*	Brightcove, Inc	18
5,554		Broadridge Financial Solutions, Inc	220
1,345	*	BroadSoft, Inc	37
15,216		CA, Inc	512
1,058	*,e	CACI International, Inc (Class A)	77
13,010	*	Cadence Design Systems, Inc	182
1,555	*	Callidus Software, Inc	21
540	*	Carbonite, Inc	6
2,159	*	Cardtronics, Inc	94
480		Cass Information Systems, Inc	32
246	*	ChannelAdvisor Corp	10
1,410	*,e	Chegg, Inc	12
3,700	*	Ciber, Inc	15
8,360	*	Citrix Systems, Inc	529
13,562	*	Cognizant Technology Solutions Corp (Class A)	1,369
2,159	*	Commvault Systems, Inc	162
6,876		Computer Sciences Corp	384
760		Computer Task Group, Inc	14
9,466		Compuware Corp	106
1,622	*	comScore, Inc	46
1,059	*	Comverse, Inc	41
2,134	*,e	Concur Technologies, Inc	220
1,503	*	Constant Contact, Inc	47

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,473		Convergys Corp	$94
1,851	*	Cornerstone OnDemand, Inc	99
1,288	*	CoStar Group, Inc	238
1,795		CSG Systems International, Inc	53
331	*,e	Cyan, Inc	2
2,053	*	DealerTrack Holdings, Inc	99
1,448	*	Demand Media, Inc	8
662	*	Demandware, Inc	42
1,843	*	Dice Holdings, Inc	13
1,607	*	Digital River, Inc	30
335		DMRC Corp	6
1,549		DST Systems, Inc	141
664	*,e	E2open, Inc	16
4,694		Earthlink, Inc	24
58,162	*	eBay, Inc	3,193
316	*	eGain Corp	3
13,381	*	Electronic Arts, Inc	307
1,070	*,e	Ellie Mae, Inc	29
810	*	Endurance International Group Holdings, Inc	11
993	*	Envestnet, Inc	40
939	*	EPAM Systems, Inc	33
1,587		EPIQ Systems, Inc	26
206	*	ePlus, Inc	12
2,259	*	Equinix, Inc	401
2,184	*	Euronet Worldwide, Inc	105
1,354		EVERTEC, Inc	33
1,501	*	ExlService Holdings, Inc	41
76,902	*	Facebook, Inc	4,203
2,009	e	Factset Research Systems, Inc	218
1,607		Fair Isaac Corp	101
13,216		Fidelity National Information Services, Inc	709
570	*	FireEye, Inc	25
4,265	*	First American Corp	152
11,846	*	Fiserv, Inc	700
3,111	*	FleetCor Technologies, Inc	365
751	*	FleetMatics Group plc	32
573		Forrester Research, Inc	22
6,352	*	Fortinet, Inc	122
4,107	*	Gartner, Inc	292
7,713	*	Genpact Ltd	142
1,221	*,m	Gerber Scientific, Inc	0	^
510	*	Gigamon, Inc	14
2,712	*	Global Cash Access, Inc	27
983	*	Global Eagle Entertainment, Inc	15
3,638		Global Payments, Inc	236
2,157	*,e	Glu Mobile, Inc	8
850	*,e	Gogo, Inc	21
12,158	*	Google, Inc (Class A)	13,626
680	*	Guidance Software, Inc	7
1,834	*	Guidewire Software, Inc	90
1,547		Hackett Group, Inc	10
1,893	e	Heartland Payment Systems, Inc	94
1,560	*	Higher One Holdings, Inc	15
3,483		IAC/InterActiveCorp	239
1,449	*	iGate Corp	58
894	*	Imperva, Inc	43
2,288	*	Infoblox, Inc	76
4,979	*	Informatica Corp	207
766	*	Interactive Intelligence, Inc	52
3,256	*	Internap Network Services Corp	24
46,849		International Business Machines Corp	8,787
13,324		Intuit, Inc	1,017
2,215	e	j2 Global, Inc	111
3,917		Jack Henry & Associates, Inc	232
1,823	*	Jive Software, Inc	21
1,403	*	Knot, Inc	21
3,345		Leidos Holdings, Inc	156
4,002		Lender Processing Services, Inc	150
3,363	*	Limelight Networks, Inc	7
4,367	*	LinkedIn Corp	947
3,304	*	Lionbridge Technologies	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,143	*,e	Liquidity Services, Inc	$26
2,686	*	Liveperson, Inc	40
1,024	*	LogMeIn, Inc	34
716	*	magicJack VocalTec Ltd	9
887	*	Manhattan Associates, Inc	104
1,171	e	Mantech International Corp (Class A)	35
1,311	*	Marchex, Inc (Class B)	11
397	*	Marin Software, Inc	4
335	*	Marketo, Inc	12
5,251		Mastercard, Inc (Class A)	4,387
3,118		MAXIMUS, Inc	137
4,392		Mentor Graphics Corp	106
3,548	*,e	Micros Systems, Inc	204
376,860		Microsoft Corp	14,106
425	*	MicroStrategy, Inc (Class A)	53
1,497	*,e	Millennial Media, Inc	11
704	*,e	Mitek Systems, Inc	4
304	*	Model N, Inc	4
2,352	*	ModusLink Global Solutions, Inc	13
1,065	*	MoneyGram International, Inc	22
1,800		Monotype Imaging Holdings, Inc	57
5,128	*	Monster Worldwide, Inc	37
1,046	*	Move, Inc	17
1,792	*	Netscout Systems, Inc	53
1,600	*	NetSuite, Inc	165
2,998	*	NeuStar, Inc (Class A)	149
2,981	*	NIC, Inc	74
11,833	*	Nuance Communications, Inc	180
1,047	*,e	OpenTable, Inc	83
159,575		Oracle Corp	6,105
5,911	*	Pandora Media, Inc	157
14,848		Paychex, Inc	676
792		Pegasystems, Inc	39
1,536	*	Perficient, Inc	36
2,014	*	Planet Payment, Inc	6
958	*	PRG-Schultz International, Inc	6
2,541	*	Progress Software Corp	66
985	*	Proofpoint, Inc	33
1,099	*	PROS Holdings, Inc	44
5,492	*	PTC, Inc	194
400		QAD, Inc (Class A)	7
3,971	*	QLIK Technologies, Inc	106
700	*	Qualys, Inc	16
1,192	*	QuinStreet, Inc	10
5,171	*	Rackspace Hosting, Inc	202
325	*	Rally Software Development Corp	6
1,085	*	RealNetworks, Inc	8
2,115	*,e	RealPage, Inc	49
8,690	*	Red Hat, Inc	487
393	*	Reis, Inc	8
1,734	*	Responsys, Inc	48
560	*	Rosetta Stone, Inc	7
4,739	*	Rovi Corp	93
27,010	*	Salesforce.com, Inc	1,491
594		Sapiens International Corp NV	5
5,190	*	Sapient Corp	90
1,911		Science Applications International Corp	63
1,059	*	Sciquest, Inc	30
1,446	*	Seachange International, Inc	18
3,587	*	ServiceNow, Inc	201
2,827	*	ServiceSource International LLC	24
341	*,e	Shutterstock, Inc	29
256	*	Silver Spring Networks, Inc	5
2,993	*	SolarWinds, Inc	113
3,154		Solera Holdings, Inc	223
738	*	Spark Networks, Inc	5
4,690	*	Splunk, Inc	322
690	*	SPS Commerce, Inc	45
2,660	*	SS&C Technologies Holdings, Inc	118
595	*	Stamps.com, Inc	25
2,697	*	SupportSoft, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,911	*	Sykes Enterprises, Inc	$42
31,215		Symantec Corp	736
1,334	*	Synchronoss Technologies, Inc	41
6,623	*	Synopsys, Inc	269
744	*	Syntel, Inc	68
1,633	*	TA Indigo Holding Corp	20
431	*	Tableau Software, Inc	30
3,743	*	Take-Two Interactive Software, Inc	65
1,464	*,e	Tangoe, Inc	26
834	*	TeleNav, Inc	6
922	*	TeleTech Holdings, Inc	22
7,250	*	Teradata Corp	330
7,528	*	TIBCO Software, Inc	169
5,735	*	TiVo, Inc	75
7,492		Total System Services, Inc	249
285	*	Travelzoo, Inc	6
1,274	*	Trulia, Inc	45
3,470	*,e	Twitter, Inc	221
1,414	*	Tyler Technologies, Inc	144
1,265	*	Ultimate Software Group, Inc	194
2,160	*	Unisys Corp	73
651		United Online, Inc	9
4,640	*	Unwired Planet, Inc	6
3,507	*	Valueclick, Inc	82
3,993	*	Vantiv, Inc	130
1,577	*	Vasco Data Security International	12
5,078	*	VeriFone Systems, Inc	136
2,204	*	Verint Systems, Inc	95
6,533	*	VeriSign, Inc	391
2,063	*,e	VirnetX Holding Corp	40
924	*	Virtusa Corp	35
23,553		Visa, Inc (Class A)	5,245
1,503	*,e	VistaPrint Ltd	85
3,910	*	VMware, Inc (Class A)	351
792	*	Vocus, Inc	9
2,387	*,e	Vringo, Inc	7
1,600	*,e	WebMD Health Corp (Class A)	63
1,887	*	Website Pros, Inc	60
26,169		Western Union Co	451
1,695	*	Workday, Inc	141
320	*	Xoom Corp	9
39,832	*	Yahoo!, Inc	1,611
1,351	*	Yelp, Inc	93
948	*,e	Zillow, Inc	77
3,311	*	Zix Corp	15
26,749	*	Zynga, Inc	102

		TOTAL SOFTWARE & SERVICES	95,015

TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
4,609	*,e	3D Systems Corp	428
2,898		Adtran, Inc	78
1,059	*	Agilysys, Inc	15
548		Alliance Fiber Optic Products, Inc	8
7,323		Amphenol Corp (Class A)	653
640	*	Anaren, Inc	18
1,193	*	Anixter International, Inc	107
42,371		Apple, Inc	23,775
5,392	*	ARRIS Group, Inc	131
4,601	*	Arrow Electronics, Inc	250
5,242	*	Aruba Networks, Inc	94
308	*	Audience, Inc	4
1,355	*	Avid Technology, Inc	11
6,101		Avnet, Inc	269
1,276		AVX Corp	18
995	*	AX Holding Corp	6
653		Badger Meter, Inc	36
674		Bel Fuse, Inc (Class B)	14
2,021		Belden CDT, Inc	142
2,053	*	Benchmark Electronics, Inc	47
755		Black Box Corp	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

20,361	*	Brocade Communications Systems, Inc	$181
1,369	*	CalAmp Corp	38
1,907	*	Calix Networks, Inc	18
1,150	e	CDW Corp	27
1,874	*	Checkpoint Systems, Inc	30
4,653	*	Ciena Corp	111
241,743		Cisco Systems, Inc	5,427
4,198	*	Cognex Corp	160
1,087	*	Coherent, Inc	81
1,620	*	CommScope Holding Co, Inc	31
784		Comtech Telecommunications Corp	25
66,174		Corning, Inc	1,179
1,943	*	Cray, Inc	53
1,679		CTS Corp	33
2,087		Daktronics, Inc	33
708	*	Datalink Corp	8
2,455		Diebold, Inc	81
1,490	*	Digi International, Inc	18
2,076	*,e	Dolby Laboratories, Inc (Class A)	80
1,102	*	DTS, Inc	26
1,847	*	EchoStar Corp (Class A)	92
1,000		Electro Rent Corp	18
1,074		Electro Scientific Industries, Inc	11
2,122	*	Electronics for Imaging, Inc	82
93,983		EMC Corp	2,364
3,637	*	Emulex Corp	26
4,537	*	Extreme Networks, Inc	32
3,611	*	F5 Networks, Inc	328
1,202	*	Fabrinet	25
851	*	FARO Technologies, Inc	50
1,763		FEI Co	158
4,415	*	Finisar Corp	106
6,501		Flir Systems, Inc	196
3,454	*,e	Fusion-io, Inc	31
1,328	*	GSI Group, Inc	15
5,307	*	Harmonic, Inc	39
5,023		Harris Corp	351
3,340	*	Harris Stratex Networks, Inc (Class A)	8
86,944		Hewlett-Packard Co	2,433
658	*	Hutchinson Technology, Inc	2
1,552	*	Imation Corp	7
1,305	*	Immersion Corp	14
5,305	*,e	Infinera Corp	52
7,086	*	Ingram Micro, Inc (Class A)	166
1,984	*	Insight Enterprises, Inc	45
1,861	e	InterDigital, Inc	55
2,619	*,e	InvenSense, Inc	54
1,522	*,e	IPG Photonics Corp	118
1,761	*	Itron, Inc	73
2,593	*	Ixia	34
8,999		Jabil Circuit, Inc	157
10,901	*	JDS Uniphase Corp	141
23,184	*	Juniper Networks, Inc	523
2,177	*	Kemet Corp	12
758	*	KVH Industries, Inc	10
2,911	e	Lexmark International, Inc (Class A)	103
1,051		Littelfuse, Inc	98
1,385	*	Maxwell Technologies, Inc	11
742	*	Measurement Specialties, Inc	45
1,540	*	Mercury Computer Systems, Inc	17
126		Mesa Laboratories, Inc	10
1,672		Methode Electronics, Inc	57
10,839		Motorola, Inc	732
731		MTS Systems Corp	52
555	*	Multi-Fineline Electronix, Inc	8
4,414		National Instruments Corp	141
7,533	*	NCR Corp	257
1,120	*,e	Neonode, Inc	7
15,303		NetApp, Inc	630
1,861	*	Netgear, Inc	61
1,913	*	Newport Corp	35

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

496	*	Numerex Corp	$6
897	*	Oplink Communications, Inc	17
970	*	OSI Systems, Inc	51
1,517	*,e	Palo Alto Networks, Inc	87
1,164		Park Electrochemical Corp	33
3,576	*,e	Parkervision, Inc	16
430		PC Connection, Inc	11
850		PC-Tel, Inc	8
2,022		Plantronics, Inc	94
1,613	*	Plexus Corp	70
8,061	*	Polycom, Inc	90
950	*,e	Procera Networks, Inc	14
4,059	*	QLogic Corp	48
77,653		Qualcomm, Inc	5,766
11,444	*	Quantum Corp	14
1,782	*,e	Rackable Systems, Inc	24
1,200	*	Radisys Corp	3
1,970	*	RealD, Inc	17
717		Richardson Electronics Ltd	8
7,292	*	Riverbed Technology, Inc	132
1,445	*	Rofin-Sinar Technologies, Inc	39
790	*	Rogers Corp	49
1,995	*	Ruckus Wireless, Inc	28
10,130		SanDisk Corp	715
3,808	*	Sanmina Corp	64
1,187	*	Scansource, Inc	50
2,605	*	ShoreTel, Inc	24
11,025	*	Sonus Networks, Inc	35
1,764	*	Speed Commerce, Inc	8
1,453	*	Stratasys Ltd	196
1,355	*	Super Micro Computer, Inc	23
1,420	*,e	Synaptics, Inc	74
872	*	SYNNEX Corp	59
1,618	*	Tech Data Corp	83
247		Tessco Technologies, Inc	10
11,800	*	Trimble Navigation Ltd	409
2,608	*	TTM Technologies, Inc	22
484	*,e	Ubiquiti Networks, Inc	22
432	*,e	Uni-Pixel, Inc	4
1,939	*,e	Universal Display Corp	67
1,815	*	Viasat, Inc	114
128	*	Viasystems Group, Inc	2
5,324	*	Vishay Intertechnology, Inc	71
654	*	Vishay Precision Group, Inc	10
2,690	*	Westell Technologies, Inc	11
9,437		Western Digital Corp	792
56,234		Xerox Corp	684
1,994	*	Zebra Technologies Corp (Class A)	108
777	*	Zygo Corp	11

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	54,151

TELECOMMUNICATION SERVICES - 2.1%
3,067	*	8x8, Inc	31
242,611		AT&T, Inc	8,530
490		Atlantic Tele-Network, Inc	28
769	*	Boingo Wireless, Inc	5
1,035	*	Cbeyond Communications, Inc	7
27,886		CenturyTel, Inc	888
10,048	*	Cincinnati Bell, Inc	36
2,196		Cogent Communications Group, Inc	89
1,753	e	Consolidated Communications Holdings, Inc	34
15,063	*	Crown Castle International Corp	1,106
1,092	*,e	Fairpoint Communications, Inc	12
45,641	e	Frontier Communications Corp	212
1,464	*	General Communication, Inc (Class A)	16
460	*	Hawaiian Telcom Holdco, Inc	14
705		HickoryTech Corp	9
609		IDT Corp (Class B)	11
2,355	*	inContact, Inc	18
1,751		Inteliquent, Inc	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

886	*	Intelsat S.A.	$20
2,990	*,e	Iridium Communications, Inc	19
2,267	*	Leap Wireless International, Inc	39
7,503	*	Level 3 Communications, Inc	249
757		Lumos Networks Corp	16
7,870	*,e	NII Holdings, Inc (Class B)	22
757		NTELOS Holdings Corp	15
1,760	*	Orbcomm, Inc	11
2,509	*	Premiere Global Services, Inc	29
5,889	*	SBA Communications Corp (Class A)	529
1,093		Shenandoah Telecom Co	28
38,022	*	Sprint Corp	409
304	*	Straight Path Communications, Inc	3
4,484		Telephone & Data Systems, Inc	116
7,019	*	T-Mobile US, Inc	236
1,746	*,e	Towerstream Corp	5
6,272	*	tw telecom inc (Class A)	191
580		US Cellular Corp	24
1,177		USA Mobility, Inc	17
129,454		Verizon Communications, Inc	6,361
7,062	*	Vonage Holdings Corp	24
27,433	e	Windstream Holdings, Inc	219

		TOTAL TELECOMMUNICATION SERVICES	19,648

TRANSPORTATION - 2.1%
2,669	*	Air Transport Services Group, Inc	22
3,132		Alaska Air Group, Inc	230
683	*	Allegiant Travel Co	72
337	*	Amerco, Inc	80
7,760	*,e	American Airlines Group, Inc	196
1,342		Arkansas Best Corp	45
1,180	*	Atlas Air Worldwide Holdings, Inc	49
4,667	*	Avis Budget Group, Inc	189
988		Celadon Group, Inc	19
7,359		CH Robinson Worldwide, Inc	429
2,582		Con-Way, Inc	103
1,521		Copa Holdings S.A. (Class A)	244
45,962		CSX Corp	1,322
39,238		Delta Air Lines, Inc	1,078
812	*	Echo Global Logistics, Inc	17
9,458		Expeditors International of Washington, Inc	419
14,159		FedEx Corp	2,036
1,381		Forward Air Corp	61
1,945	*	Genesee & Wyoming, Inc (Class A)	187
2,405	*,e	Hawaiian Holdings, Inc	23
2,109		Heartland Express, Inc	41
15,489	*	Hertz Global Holdings, Inc	443
1,702	*	Hub Group, Inc (Class A)	68
374		International Shipholding Corp	11
4,019		J.B. Hunt Transport Services, Inc	311
9,209	*,e	JetBlue Airways Corp	79
5,044		Kansas City Southern Industries, Inc	625
2,596	*	Kirby Corp	258
3,018		Knight Transportation, Inc	55
2,003	*	Landstar System, Inc	115
348		Marten Transport Ltd	7
1,942		Matson, Inc	51
14,004		Norfolk Southern Corp	1,300
3,307	*	Old Dominion Freight Line	175
2,338	*	Pacer International, Inc	19
421	*	Park-Ohio Holdings Corp	22
309	*	Patriot Transportation Holding, Inc	13
748	*	Quality Distribution, Inc	10
2,007	*	Republic Airways Holdings, Inc	21
437	*	Roadrunner Transportation Services Holdings, Inc	12
2,384		Ryder System, Inc	176
1,350	*	Saia, Inc	43
2,348		Skywest, Inc	35
31,581		Southwest Airlines Co	595
2,757	*	Spirit Airlines, Inc	125

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,842	*,e	Swift Transportation Co, Inc	$85
15,475	*	UAL Corp	585
20,935		Union Pacific Corp	3,517
32,776		United Parcel Service, Inc (Class B)	3,444
200		Universal Truckload Services, Inc	6
5,030		UTI Worldwide, Inc	88
1,553		Werner Enterprises, Inc	38
1,842	*	Wesco Aircraft Holdings, Inc	40
842	*,e	XPO Logistics, Inc	22
440	*,e	YRC Worldwide, Inc	8

		TOTAL TRANSPORTATION	19,264

UTILITIES - 2.9%
28,400		AES Corp	412
5,415		AGL Resources, Inc	256
1,847		Allete, Inc	92
5,073		Alliant Energy Corp	262
11,106		Ameren Corp	402
21,827		American Electric Power Co, Inc	1,020
1,754		American States Water Co	50
8,035		American Water Works Co, Inc	340
8,326		Aqua America, Inc	196
366		Artesian Resources Corp	8
5,498	e	Atlantic Power Corp	19
4,152		Atmos Energy Corp	189
2,754		Avista Corp	78
2,076		Black Hills Corp	109
2,026		California Water Service Group	47
18,074	*	Calpine Corp	353
19,622		Centerpoint Energy, Inc	455
447		Chesapeake Utilities Corp	27
2,716		Cleco Corp	127
11,966		CMS Energy Corp	320
518		Connecticut Water Service, Inc	18
13,119		Consolidated Edison, Inc	725
892		Consolidated Water Co, Inc	13
339		Delta Natural Gas Co, Inc	8
26,039		Dominion Resources, Inc	1,684
7,903		DTE Energy Co	525
32,312		Duke Energy Corp	2,230
4,582	*,e	Dynegy, Inc	99
14,756		Edison International	683
1,646		El Paso Electric Co	58
1,683		Empire District Electric Co	38
8,067		Entergy Corp	510
38,485		Exelon Corp	1,054
18,713		FirstEnergy Corp	617
609	*	Genie Energy Ltd	6
6,564		Great Plains Energy, Inc	159
4,806	e	Hawaiian Electric Industries, Inc	125
2,116		Idacorp, Inc	110
3,620		Integrys Energy Group, Inc	197
2,302		ITC Holdings Corp	221
1,419		Laclede Group, Inc	65
8,599		MDU Resources Group, Inc	263
783		MGE Energy, Inc	45
813		Middlesex Water Co	17
3,367		National Fuel Gas Co	240
2,008		New Jersey Resources Corp	93
19,136		NextEra Energy, Inc	1,638
13,919		NiSource, Inc	458
14,046		Northeast Utilities	595
1,299		Northwest Natural Gas Co	56
1,761		NorthWestern Corp	76
14,767		NRG Energy, Inc	424
1,290		NRG Yield, Inc	52
9,084		OGE Energy Corp	308
9,328		Oneok, Inc	580
919	e	Ormat Technologies, Inc	25
1,825		Otter Tail Corp	53

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

940	*	Pattern Energy Group, Inc	$28
11,070	e	Pepco Holdings, Inc	212
19,592		PG&E Corp	789
3,521		Piedmont Natural Gas Co, Inc	117
5,024		Pinnacle West Capital Corp	266
3,642		PNM Resources, Inc	88
3,464		Portland General Electric Co	105
29,068		PPL Corp	875
22,819		Public Service Enterprise Group, Inc	731
549	*,e	Pure Cycle Corp	3
7,671		Questar Corp	176
6,317		SCANA Corp	296
10,936		Sempra Energy	982
678		SJW Corp	20
1,243		South Jersey Industries, Inc	69
39,372		Southern Co	1,619
2,114		Southwest Gas Corp	118
9,973	e	TECO Energy, Inc	172
5,211		UGI Corp	216
2,315		UIL Holdings Corp	90
597		Unitil Corp	18
1,902		UNS Energy Corp	114
3,477		Vectren Corp	123
5,819		Westar Energy, Inc	187
2,373		WGL Holdings, Inc	95
10,118		Wisconsin Energy Corp	418
22,717		Xcel Energy, Inc	635
672		York Water Co	14

		TOTAL UTILITIES	27,406

		TOTAL COMMON STOCKS (Cost $485,121)	934,577

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
5,972		EXCO Resources, Inc	1
711	m	Magnum Hunter Resources Corp	0	^

		TOTAL ENERGY	1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,733	m	Trius Therapeutics, Inc	0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	0	^

REAL ESTATE - 0.0%
116		Tejon Ranch Co	1

		TOTAL REAL ESTATE	1

		TOTAL RIGHTS / WARRANTS (Cost $1)	2

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

SHORT-TERM INVESTMENTS - 2.8%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.8%
25,835,346	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$25,835

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	25,835

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
		TOTAL SHORT-TERM INVESTMENTS (Cost $25,835)	25,835

		TOTAL INVESTMENTS - 102.7% (Cost $510,957)	960,414
		OTHER ASSETS & LIABILITIES, NET - (2.7)%	(24,951)

		NET ASSETS - 100.0%	$935,463

Abbreviation(s):

REIT     Real Estate Investment Trust

*	Non-income producing.

^	Amount represents less than $1,000.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $25,259,000.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

Report of Independent Registered Public Accounting Firm

To the Management Committee and Contract owners of TIAA Separate Account VA-1:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Stock Index Account of TIAA Separate Account VA-1 (hereafter referred to as “VA-1”) as of December 31, 2013, and for the year then ended, and have issued our unqualified report thereon dated February 19, 2014 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of VA-1’s schedule of investments in securities (the “Schedule”) as of December 31, 2013 appearing in Item 6 of this Form N-CSR. The Schedule is the responsibility of VA-1’s management. Our responsibility is to express an opinion on the Schedule based on our audit.

In our opinion, the Schedule referred to above, when read in conjunction with the financial statements of VA-1 referred to above, present fairly, in all material respects, the information set forth therein.

/s/  PricewaterhouseCoopers LLP

Baltimore, Maryland

February 19, 2014

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.   Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Dated: February 19, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 19, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
Executive Vice President
(principal executive officer)

Dated: February 19, 2014	By:	/s/ Phillip G. Goff
Phillip G. Goff
Chief Financial Officer, Principal Accounting
Officer and Treasurer (principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer